UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 06/30/11

Item 1.	Schedule of Investments

GE Institutional International Equity

Schedule of Investments—June 30, 2011 (unaudited)

Common Stock—97.1% †	Number of Shares	Fair Value
Australia—1.8%
Brambles Ltd.	2,561,756	$19,801,680
Lynas Corporation Ltd.	12,404,317	23,692,246
Paladin Energy Ltd.	2,728,755	7,361,938	(a)
		50,855,864

Brazil—2.4%
Banco Santander Brasil S.A.	988,200	11,575,650
Petroleo Brasileiro S.A. ADR	1,013,162	31,083,810	(h)
Vale S.A. ADR	971,662	28,139,332	(h)
		70,798,792

Canada—4.4%
Canadian Natural Resources Ltd.	536,032	22,455,470
Kinross Gold Corp.	1,193,054	18,827,285
Potash Corporation of Saskatchewan Inc.	952,291	54,348,967
Suncor Energy Inc.	820,096	32,120,639
		127,752,361

China—1.7%
Baidu Inc. ADR	232,346	32,558,645	(a,h)
Bank of China Ltd.	32,782,775	16,009,580
		48,568,225

Denmark—0.5%
AP Moller—Maersk A/S	1,870	16,124,325

France—12.9%
Accor S.A.	228,595	10,219,590
AXA S.A.	2,128,524	48,358,222
BNP Paribas	1,068,542	82,465,223	(h)
Cap Gemini S.A.	470,525	27,560,484
Cie Generale d’Optique Essilor International S.A.	529,717	42,954,780
European Aeronautic Defence and Space Company N.V.	819,118	27,409,748
Safran S.A.	1,139,489	48,653,962
Schneider Electric S.A.	115,028	19,212,276
Total S.A.	350,657	20,274,980
Veolia Environnement S.A.	743,908	20,977,881
Vinci S.A.	394,004	25,231,949
		373,319,095

Germany—11.7%
Adidas AG	313,883	24,893,038
Bayer AG	344,573	27,696,650
Daimler AG	253,389	19,066,803
Deutsche Boerse AG	292,958	22,256,631
Fresenius SE & Company KGAA	336,172	35,082,954
Linde AG	362,378	63,520,060
Metro AG	604,956	36,653,794
SAP AG	411,095	24,884,072
Siemens AG	449,595	61,729,708
ThyssenKrupp AG	427,030	22,186,488
		337,970,198

Hong Kong—3.1%
AIA Group Ltd.	8,191,796	28,424,545	(a)
Esprit Holdings Ltd.	4,981,997	15,494,211
Hutchison Whampoa Ltd.	2,701,004	29,157,826
Wharf Holdings Ltd.	2,514,728	17,467,765
		90,544,347

India—1.8%
ICICI Bank Ltd.	839,414	20,481,871
Larsen & Toubro Ltd.	541,581	22,196,310
Power Grid Corporation of India Ltd.	3,718,513	9,133,555
		51,811,736

Italy—1.6%
ENI S.p.A.	413,227	9,771,594
UniCredit S.p.A.	16,755,687	35,468,095
		45,239,689

Japan—12.4%
Daikin Industries Ltd.	645,600	22,687,132
FANUC Corp.	196,800	32,605,052
Mitsubishi Corp.	1,419,000	35,141,159
Mitsubishi Estate Company Ltd. (REIT)	458,857	7,988,521
Nomura Holdings Inc.	3,834,336	18,801,350
SMC Corp.	137,300	24,549,430
Softbank Corp.	995,489	37,349,327
Sony Financial Holdings Inc.	1,374,300	24,657,760
Sumitomo Realty & Development Company Ltd. (REIT)	961,000	21,288,125
Suzuki Motor Corp.	2,296,575	51,328,849
The Bank of Yokohama Ltd.	4,214,452	20,926,142
Toyota Motor Corp.	551,981	22,554,944
Unicharm Corp.	868,100	37,729,458
		357,607,249

Mexico—0.7%
America Movil SAB de C.V. ADR	402,422	21,682,497	(h)

Netherlands—3.0%
ING Groep N.V.	2,124,169	26,143,780	(a)
Koninklijke Ahold N.V.	668,534	8,981,287
Koninklijke Philips Electronics N.V.	1,381,660	35,476,643
Unilever N.V., CVA	468,372	15,350,347
		85,952,057

Russian Federation—0.4%
Mobile Telesystems OJSC ADR	562,854	10,705,483	(h)

Singapore—1.0%
United Overseas Bank Ltd.	1,833,309	29,390,291

South Africa—0.5%
MTN Group Ltd.	727,687	15,446,845

South Korea—1.9%
Hyundai Motor Co.	53,620	11,902,721
Samsung Electronics Company Ltd.	56,750	43,905,306
		55,808,027

Spain—2.4%
Banco Santander S.A.	3,480,064	40,177,852	(h)
Telefonica S.A.	1,176,136	28,750,002
		68,927,854

Sweden—1.0%
Hexagon AB	93,511	2,308,859
Telefonaktiebolaget LM Ericsson	1,823,037	26,348,599
		28,657,458

Switzerland—7.4%
Credit Suisse Group AG	823,195	31,969,687
Nestle S.A.	1,130,237	70,136,441
Novartis AG	795,620	48,663,219
Syngenta AG	129,699	43,715,649
Zurich Financial Services AG	72,437	18,289,912
		212,774,908

Taiwan—2.5%
Delta Electronics Inc.	6,703,000	24,619,789
Taiwan Semiconductor Manufacturing Company Ltd.	17,929,548	45,068,093
Taiwan Semiconductor Manufacturing Company Ltd. ADR	266,475	3,360,250	(h)
		73,048,132

United Kingdom—22.0%
Aggreko PLC	272,770	8,447,454	(a)
Autonomy Corporation PLC	738,499	20,238,599	(a)
BG Group PLC	1,217,020	27,627,662
BHP Billiton PLC	1,612,866	63,491,525	(h)
Diageo PLC	1,887,699	38,579,639
G4S PLC ††	1,671,283	7,507,489
G4S PLC ††	605,411	2,747,803
HSBC Holdings PLC	7,127,081	70,758,429
International Consolidated Airlines Group S.A.	2,760,805	11,244,838	(a)
Lloyds Banking Group PLC	31,618,401	24,873,276	(a)
National Grid PLC	4,074,441	40,065,552
Prudential PLC	3,910,138	45,198,247
Reckitt Benckiser Group PLC	759,746	41,958,879
Rio Tinto PLC	1,092,191	78,739,074
Royal Dutch Shell PLC	2,167,586	77,185,352
Tesco PLC	3,517,433	22,701,204	(h)
The Capita Group PLC	1,103,364	12,674,343
Vodafone Group PLC	15,790,235	41,904,287
		635,943,652

Total Common Stock		2,808,929,085
(Cost $2,422,872,485)

Preferred Stock—1.7%
Volkswagen AG	244,472	50,455,599
(Cost $27,261,567)

Other Investments—0.0%*
GEI Investment Fund	200,213	(k)
(Cost $198,231)

Total Investments in Securities	2,859,584,897
(Cost $2,450,332,283)

Short-Term Investments—2.1%
GE Institutional Money Market Fund Investment Class
0.11%	59,339,884	(d,k)
(Cost $59,339,884)

Total Investments
(Cost $2,509,672,167)	2,918,924,781

Liabilities in Excess of Other Assets, net—(0.9)%	(27,307,278)

NET ASSETS —100.0%	$2,891,617,503

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Euro Stoxx 50 Index Futures	September 2011	206	$8,506,090	$331,112
FTSE 100 Index Futures	September 2011	81	7,675,701	248,421
Topix Index Futures	September 2011	36	3,786,776	154,538

				$734,071

The Fund was invested in the following sectors at June 30, 2011 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Financial Services	12.24%
Integrated Oil & Gas	6.79%
Diversified Metals & Mining	5.68%
Automobile Manufacturers	5.32%
Wireless Telecommunication Services	4.35%
Industrial Conglomerates	4.33%
Life & Health Insurance	3.37%
Fertilizers & Agricultural Chemicals	3.36%
Semiconductors	3.16%
Packaged Foods & Meats	2.93%
Household Products	2.73%
Pharmaceuticals	2.62%
Aerospace & Defense	2.61%
Multi-Line Insurance	2.28%
Industrial Gases	2.18%
Multi-Utilities	2.09%

Sector	Percentage (based on Fair Value)
Industrial Machinery	2.04%
Steel	1.72%
Construction & Engineering	1.62%
Diversified Real Estate Activities	1.60%
Application Software	1.55%
Healthcare Supplies	1.47%
Distillers & Vintners	1.32%
Hypermarkets & Super Centers	1.26%
Trading Companies & Distributors	1.20%
Healthcare Services	1.20%
Internet Software & Services	1.12%
Diversified Capital Markets	1.10%
Food Retail	1.09%
Integrated Telecommunication Services	0.98%
Diversified Support Services	0.97%
IT Consulting & Other Services	0.94%
Communications Equipment	0.90%
Apparel, Accessories & Luxury Goods	0.85%
Electronic Components	0.84%
Building Products	0.78%
Oil & Gas Exploration & Production	0.77%
Specialized Finance	0.76%
Regional Banks	0.72%
Electrical Components & Equipment	0.66%
Gold	0.65%
Investment Banking & Brokerage	0.65%
Marine	0.55%
Apparel Retail	0.53%
Human Resource & Employment Services	0.43%
Airlines	0.39%
Security & Alarm Services	0.35%
Hotels, Resorts & Cruise Lines	0.35%
Electric Utilities	0.31%
Coal & Consumable Fuels	0.25%

97.96%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	2.03%
Other Investments	0.01%

2.04%

100.00%

GE Institutional Premier Growth Equity

Schedule of Investments—June 30, 2011 (unaudited)

Common Stock—94.4%†	Number of Shares	Fair Value
Application Software—1.3%
Intuit Inc.	65,955	$3,420,426	(a)

Asset Management & Custody Banks—2.7%
State Street Corp.	158,292	7,137,386	(e)

Biotechnology—4.8%
Amgen Inc.	151,147	8,819,428	(a)
Gilead Sciences Inc.	98,933	4,096,816	(a)
		12,916,244

Broadcasting—2.2%
Discovery Communications Inc. (Class C)	162,140	5,926,217	(a)

Cable & Satellite—7.6%
DIRECTV	208,858	10,614,164	(a)
Liberty Global Inc.	228,095	9,739,657	(a)
		20,353,821

Communications Equipment—5.9%
Cisco Systems Inc.	206,110	3,217,377	(h)
QUALCOMM Inc.	222,598	12,641,340
		15,858,717

Computer Hardware—3.8%
Apple Inc.	30,811	10,342,328	(a)

Data Processing & Outsourced Services—10.4%
Paychex Inc.	200,613	6,162,831
The Western Union Co.	549,626	11,009,009
Visa Inc.	128,063	10,790,588
		27,962,428

Fertilizers & Agricultural Chemicals—2.5%
Monsanto Co.	92,337	6,698,126

Healthcare Equipment—3.5%
Covidien PLC	178,602	9,506,985

Healthcare Facilities—0.9%
VCA Antech Inc.	115,421	2,446,925	(a)

Healthcare Services—5.3%
Express Scripts Inc.	192,369	10,384,079	(a)
Lincare Holdings Inc.	137,406	4,021,874
		14,405,953

Home Furnishing Retail—3.0%
Bed Bath & Beyond Inc.	140,155	8,180,847	(a,h)

Home Improvement Retail—2.4%
Lowe’s companies Inc.	274,813	6,405,891

Hotels, Resorts & Cruise Lines—2.0%
Carnival Corp.	140,155	5,274,033

Industrial Machinery—3.2%
Dover Corp.	127,513	8,645,381

Internet Retail—1.4%
Amazon.com Inc.	18,687	3,821,305	(a)

Internet Software & Services—6.6%
Baidu Inc. ADR	64,880	9,091,634	(a)
eBay Inc.	272,065	8,779,538	(a)
		17,871,172

Investment Banking & Brokerage—2.6%
The Goldman Sachs Group Inc.	52,214	6,949,161

Oil & Gas Equipment & Services—7.0%
Halliburton Co.	134,658	6,867,558
Schlumberger Ltd.	137,406	11,871,878
		18,739,436

Real Estate Services—1.2%
CB Richard Ellis Group Inc. (REIT)	129,162	3,243,258	(a)

Soft Drinks—3.7%
PepsiCo Inc.	142,903	10,064,658

Specialized Finance—5.1%
CME Group Inc.	34,077	9,936,512
Ecolab Inc.	67,604	3,811,514
		13,748,026

Systems Software—2.1%
Microsoft Corp.	219,850	5,716,100

Wireless Telecommunication Services—3.2%
American Tower Corp.	162,140	8,484,786	(a)

Total Common Stock		254,119,610
(Cost $ 207,669,074)

Other Investments—0.0%*
GEI Investment Fund		137,364	(k)
(Cost $136,004)

Total Investments in Securities		254,256,974
(Cost $207,805,078)

Short-Term Investments—5.6%
GE Institutional Money Market Fund Investment Class
0.11%		15,104,057	(d,k)
(Cost $15,104,057)

Total Investments	269,361,031
(Cost $222,909,135)

Liabilities in Excess of Other Assets, net—(0.0)%*	(109,806)

NET ASSETS—100.0%	$269,251,225

Other Information

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2011	121	$7,958,775	$168,465

GE Institutional Core Value Equity

Schedule of Investments—June 30, 2011 (unaudited)

Common Stock - 96.2% †	Number of Shares	Fair Value
Advertising—2.0%
Omnicom Group Inc.	78,248	$3,768,424

Aerospace & Defense—2.7%
General Dynamics Corp.	5,147	383,555
Honeywell International Inc.	64,938	3,869,655
Rockwell Collins Inc.	15,444	952,740
		5,205,950

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	61,774	1,862,486

Air Freight & Logistics—0.9%
FedEx Corp.	18,532	1,757,760

Asset Management & Custody Banks—4.4%
Ameriprise Financial Inc.	48,391	2,791,193
Invesco Ltd.	53,538	1,252,789
State Street Corp.	53,538	2,414,028	(e)
The Bank of New York Mellon Corp.	75,673	1,938,742
		8,396,752

Biotechnology—2.2%
Amgen Inc.	25,739	1,501,871	(a,h)
Gilead Sciences Inc.	64,349	2,664,692	(a)
		4,166,563

Coal & Consumable Fuels—0.8%
Peabody Energy Corp.	27,283	1,607,242

Communications Equipment—0.9%
Cisco Systems Inc.	113,254	1,767,895	(h)

Computer Hardware—1.2%
Apple Inc.	2,831	950,282	(a)
Hewlett-Packard Co.	34,967	1,272,799
		2,223,081

Construction & Farm Machinery & Heavy Trucks—0.9%
Deere & Co.	20,592	1,697,810

Consumer Finance—1.3%
American Express Co.	43,757	2,262,237
Discover Financial Services	5,148	137,709
		2,399,946

Data Processing & Outsourced Services—1.6%
The Western Union Co.	157,850	3,161,736

Department Stores—0.7%
Macy’s Inc.	43,757	1,279,455

Diversified Financial Services—5.5%
Bank of America Corp.	185,324	2,031,151
Citigroup Inc.	23,679	985,994
JPMorgan Chase & Co.	121,490	4,973,801
US BanCorp	20,592	525,302
Wells Fargo & Co.	72,069	2,022,256
		10,538,504

Diversified Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold Inc.	29,857	1,579,435

Drug Retail—0.6%
CVS Caremark Corp.	28,314	1,064,040

Electric Utilities—1.4%
FirstEnergy Corp.	9,781	431,831
NextEra Energy Inc.	38,610	2,218,531
		2,650,362

Electrical Components & Equipment—0.6%
Cooper Industries PLC	18,018	1,075,134

Electronic Components—0.6%
Corning Inc.	64,938	1,178,625

Fertilizers & Agricultural Chemicals—0.5%
Potash Corporation of Saskatchewan Inc.	16,473	938,796

General Merchandise Stores—0.9%
Target Corp.	38,609	1,811,148

Healthcare Distributors—0.4%
Cardinal Health Inc.	15,958	724,812

Healthcare Equipment—2.3%
Covidien PLC	81,286	4,326,854

Healthcare Facilities—0.6%
HCA Holdings Inc.	36,037	1,189,221	(a)

Healthcare Services—1.1%
Omnicare Inc.	65,378	2,084,904

Home Improvement Retail—0.6%
Lowe’s companies Inc.	51,478	1,199,952

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	5,148	193,719

Household Products—2.5%
Clorox Co.	36,035	2,430,200
The Procter & Gamble Co.	37,579	2,388,897
		4,819,097

Independent Power Producers & Energy Traders—1.5%
Calpine Corp.	64,349	1,037,949	(a)
The AES Corp.	144,142	1,836,369	(a)
		2,874,318

Industrial Conglomerates—0.5%
Siemens AG ADR	7,670	1,054,855

Industrial Machinery—0.2%
Eaton Corp.	6,612	340,187

Integrated Oil & Gas—5.7%
Chevron Corp.	46,330	4,764,577
Exxon Mobil Corp.	37,065	3,016,350	(h)
Marathon Oil Corp.	28,313	1,491,529
Suncor Energy Inc.	40,153	1,569,982
		10,842,438

Integrated Telecommunication Services—2.7%
AT&T Inc.	92,662	2,910,513
Verizon Communications Inc.	61,774	2,299,846
		5,210,359

Investment Banking & Brokerage—0.7%
Morgan Stanley	54,948	1,264,354

IT Consulting & Other Services—2.8%
International Business Machines Corp.	30,887	5,298,665	(h)

Life & Health Insurance—2.5%
MetLife Inc.	35,466	1,555,894
Prudential Financial Inc.	49,953	3,176,511
		4,732,405

Life Sciences Tools & Services—1.2%
PerkinElmer Inc.	7,722	207,799
Thermo Fisher Scientific Inc.	32,946	2,121,393	(a)
		2,329,192

Movies & Entertainment—4.8%
News Corp.	153,854	2,723,216
The Walt Disney Co.	43,757	1,708,273
Time Warner Inc.	130,876	4,759,960
		9,191,449

Multi-Line Insurance—0.5%
Hartford Financial Services Group Inc.	39,125	1,031,726

Multi-Utilities—1.3%
Dominion Resources Inc.	53,538	2,584,279

Oil & Gas Equipment & Services—2.3%
Halliburton Co.	31,402	1,601,502
National Oilwell Varco Inc.	12,870	1,006,563
Schlumberger Ltd.	21,325	1,842,480
		4,450,545

Oil & Gas Exploration & Production—2.8%
Apache Corp.	30,887	3,811,147
Devon Energy Corp.	10,296	811,428
Southwestern Energy Co.	18,018	772,612	(a)
		5,395,187

Oil & Gas Storage & Transportation—1.6%
El Paso Corp.	110,679	2,235,716
Spectra Energy Corp.	29,858	818,408
		3,054,124

Packaged Foods & Meats—3.3%
ConAgra Foods Inc.	41,183	1,062,933
Kraft Foods Inc.	132,583	4,670,899
Nestle S.A. ADR	10,296	642,265
		6,376,097

Pharmaceuticals—6.6%
Bristol-Myers Squibb Co.	59,201	1,714,461
Hospira Inc.	28,201	1,597,869	(a)
Johnson & Johnson	35,004	2,328,466
Novartis AG ADR	34,489	2,107,623
Pfizer Inc.	234,746	4,835,768
		12,584,187

Property & Casualty Insurance—3.1%
ACE Ltd.	61,259	4,032,067
Chubb Corp.	30,888	1,933,898
		5,965,965

Rail Roads—0.5%
Union Pacific Corp.	9,266	967,370

Reinsurance—1.1%
PartnerRe Ltd.	23,171	1,595,323
RenaissanceRe Holdings Ltd.	7,722	540,154
		2,135,477

Research & Consulting Services—0.9%
Nielsen Holdings N.V.	56,627	1,764,497	(a)

Semiconductor Equipment—0.6%
Applied Materials Inc.	32,946	428,627
KLA-Tencor Corp.	19,048	771,063
		1,199,690

Semiconductors—2.2%
Intel Corp.	84,938	1,882,226
Microchip Technology Inc.	17,503	663,539
Texas Instruments Inc.	48,905	1,605,551
		4,151,316

Soft Drinks—2.6%
PepsiCo Inc.	72,070	5,075,890

Steel—1.1%
Allegheny Technologies Inc.	33,461	2,123,770

Systems Software—4.0%
Microsoft Corp.	179,829	4,675,554	(h)
Oracle Corp.	92,412	3,041,279	(h)
		7,716,833

Total Common Stock		184,384,878
(Cost $158,254,499)

Exchange Traded Funds - 1.8%
Financial Select Sector SPDR Fund	41,327	633,543	(n)
Industrial Select Sector SPDR Fund	75,262	2,802,757	(h,n)

Total Exchange Traded Funds		3,436,300
(Cost $2,927,644)

Other Investments—0.0%*
GEI Investment Fund		19,153	(k)
(Cost $18,963)

Total Investments in Securities		187,840,331
(Cost $161,201,106)

Short-Term Investments—1.9%
GE Institutional Money Market Fund Investment Class
0.11%		3,657,747	(d,k)
(Cost $3,657,747)

Total Investments		191,498,078
(Cost $164,858,853)

Other Assets and Liabilities, net—0.1%		101,056

NET ASSETS—100.0%		$191,599,134

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2011	32	$2,104,800	$50,854

GE Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2011 (unaudited)

Common Stock—94.8% †	Number of Shares	Fair Value
Advertising—1.4%
Omnicom Group Inc.	180,314	$8,683,922

Aerospace & Defense—4.1%
CAE Inc.	263,585	3,553,249
General Dynamics Corp.	6,684	498,092
Hexcel Corp.	73,120	1,600,597	(a)
Honeywell International Inc.	170,793	10,177,555
Rockwell Collins Inc.	94,717	5,843,092
United Technologies Corp.	35,875	3,175,296
		24,847,881

Agricultural Products—0.5%
Archer-Daniels-Midland Co.	101,856	3,070,958

Air Freight & Logistics—0.4%
FedEx Corp.	24,061	2,282,186

Asset Management & Custody Banks—3.4%
Ameriprise Financial Inc.	62,825	3,623,746
Invesco Ltd.	199,032	4,657,349
State Street Corp.	227,132	10,241,382	(e)
The Bank of New York Mellon Corp.	98,248	2,517,114
		21,039,591

Automotive Retail—0.1%
O’Reilly Automotive Inc.	13,161	862,177	(a)

Biotechnology—3.9%
Amgen Inc.	178,755	10,430,354	(a,h)
Gilead Sciences Inc.	326,847	13,534,734	(a)
		23,965,088

Cable & Satellite—1.1%
DIRECTV	100,077	5,085,913	(a)
Liberty Global Inc.	34,033	1,453,209	(a)
Sirius XM Radio Inc.	133,670	292,737	(a)
		6,831,859

Coal & Consumable Fuels—0.7%
Peabody Energy Corp.	77,187	4,547,086

Communications Equipment—3.9%
Cisco Systems Inc.	535,974	8,366,554	(h)
QUALCOMM Inc.	276,437	15,698,857
		24,065,411

Computer Hardware—3.3%
Apple Inc.	55,153	18,513,208	(a,h)
Hewlett-Packard Co.	45,397	1,652,451

		20,165,659

Construction & Farm Machinery & Heavy Trucks—0.4%
Deere & Co.	26,734	2,204,218

Consumer Finance—0.9%
American Express Co.	103,589	5,355,551
Discover Financial Services	6,683	178,770
		5,534,321

Data Processing & Outsourced Services—2.9%
The Western Union Co.	460,982	9,233,469
Visa Inc.	104,580	8,811,911
		18,045,380

Department Stores—0.3%
Macy’s Inc.	56,810	1,661,124

Diversified Financial Services—3.9%
Bank of America Corp.	508,227	5,570,168
Citigroup Inc.	30,745	1,280,222
JPMorgan Chase & Co.	335,469	13,734,101
US BanCorp	26,735	682,010
Wells Fargo & Co.	93,577	2,625,771
		23,892,272

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	50,794	2,687,003

Drug Retail—0.2%
CVS Caremark Corp.	36,759	1,381,403

Electric Utilities—0.7%
FirstEnergy Corp.	12,698	560,617
ITC Holdings Corp.	15,118	1,085,019
NextEra Energy Inc.	50,125	2,880,183
		4,525,819

Electrical Components & Equipment—0.5%
Cooper Industries PLC	48,450	2,891,012

Electronic Components—0.2%
Corning Inc.	84,309	1,530,208

Fertilizers & Agricultural Chemicals—1.4%
Monsanto Co.	97,730	7,089,334
Potash Corporation of Saskatchewan Inc.	21,388	1,218,902
		8,308,236

General Merchandise Stores—1.5%
Target Corp.	192,588	9,034,303

Healthcare Distributors—0.2%
Cardinal Health Inc.	20,719	941,057

Healthcare Equipment—2.5%
Covidien PLC	236,512	12,589,534
ResMed Inc.	85,471	2,645,327

		15,234,861

Healthcare Facilities—0.3%
HCA Holdings Inc.	46,780	1,543,740	(a)

Healthcare Services—2.0%
Express Scripts Inc.	178,822	9,652,812	(a)
Omnicare Inc.	84,881	2,706,855
		12,359,667

Home Building—0.1%
MDC Holdings Inc.	16,358	403,061

Home Improvement Retail—0.8%
Lowe’s companies Inc.	218,925	5,103,142

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	54,601	2,054,636

Household Products—1.4%
Clorox Co.	46,784	3,155,113
The Procter & Gamble Co.	88,893	5,650,928
		8,806,041

Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	83,543	1,347,549	(a)
The AES Corp.	280,696	3,576,067	(a)
		4,923,616

Industrial Conglomerates—0.2%
Siemens AG ADR	10,056	1,383,002

Industrial Gases—1.3%
Praxair Inc.	72,447	7,852,530

Industrial Machinery—0.1%
Eaton Corp.	9,080	467,166

Integrated Oil & Gas—5.3%
Chevron Corp.	60,152	6,186,032
Exxon Mobil Corp.	131,092	10,668,267	(h)
Hess Corp.	25,334	1,893,970
Marathon Oil Corp.	36,759	1,936,464
Occidental Petroleum Corp.	25,397	2,642,304
Suncor Energy Inc.	236,234	9,236,749
		32,563,786

Integrated Telecommunication Services—1.1%
AT&T Inc.	120,303	3,778,717
Verizon Communications Inc.	80,202	2,985,920
		6,764,637

Internet Retail—0.4%
Amazon.com Inc.	11,694	2,391,306	(a)

Internet Software & Services—3.7%
Baidu Inc. ADR	74,239	10,403,111	(a)
Equinix Inc.	42,897	4,333,455	(a)
Google Inc.	15,402	7,799,265
		22,535,831

Investment Banking & Brokerage—1.8%
Morgan Stanley	71,339	1,641,510
The Goldman Sachs Group Inc.	70,664	9,404,672
		11,046,182

IT Consulting & Other Services—1.7%
International Business Machines Corp.	60,521	10,382,378

Life & Health Insurance—1.3%
MetLife Inc.	46,046	2,020,038
Prudential Financial Inc.	93,320	5,934,219
		7,954,257

Life Sciences Tools & Services—1.2%
PerkinElmer Inc.	80,198	2,158,128
Thermo Fisher Scientific Inc.	76,752	4,942,061	(a)
		7,100,189

Movies & Entertainment—2.1%
News Corp.	199,749	3,535,557
The Walt Disney Co.	87,820	3,428,493
Time Warner Inc.	169,916	6,179,845
		13,143,895

Multi-Line Insurance—0.5%
Hartford Financial Services Group Inc.	110,943	2,925,567

Multi-Utilities—0.5%
Dominion Resources Inc.	69,508	3,355,151

Oil & Gas Equipment & Services—3.5%
Halliburton Co.	40,769	2,079,219
National Oilwell Varco Inc.	28,232	2,208,025
Schlumberger Ltd.	195,607	16,900,445
		21,187,689

Oil & Gas Exploration & Production—1.8%
Apache Corp.	61,469	7,584,660
Devon Energy Corp.	13,367	1,053,453
Southwestern Energy Co.	56,437	2,420,019	(a)
		11,058,132

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	168,451	3,402,710
Spectra Energy Corp.	38,764	1,062,521
		4,465,231

Packaged Foods & Meats—1.7%
ConAgra Foods Inc.	53,464	1,379,906
Kraft Foods Inc.	226,284	7,971,985
Nestle S.A. ADR	13,367	833,833
		10,185,724

Pharmaceuticals—4.6%
Bristol-Myers Squibb Co.	139,930	4,052,373

Hospira Inc.	114,953	6,513,237	(a)
Johnson & Johnson	85,547	5,690,586
Novartis AG ADR	44,779	2,736,445
Pfizer Inc.	304,758	6,278,015
Teva Pharmaceutical Industries Ltd. ADR	63,492	3,061,584
		28,332,240

Property & Casualty Insurance—1.7%
ACE Ltd.	122,035	8,032,344
Chubb Corp.	40,098	2,510,536
		10,542,880

Rail Roads—0.6%
Union Pacific Corp.	34,754	3,628,318

Real Estate Services—0.1%
CB Richard Ellis Group Inc. (REIT)	25,609	643,042	(a)

Reinsurance—0.5%
PartnerRe Ltd.	30,068	2,070,182
RenaissanceRe Holdings Ltd.	10,025	701,249
		2,771,431

Research & Consulting Services—0.4%
Nielsen Holdings N.V.	73,519	2,290,852	(a)

Security & Alarm Services—0.4%
Corrections Corporation of America	112,590	2,437,573	(a)

Semiconductor Equipment—0.3%
Applied Materials Inc.	42,774	556,490
KLA-Tencor Corp.	24,729	1,001,030
		1,557,520

Semiconductors—1.1%
Intel Corp.	110,287	2,443,960
Microchip Technology Inc.	22,724	861,467
Texas Instruments Inc.	98,040	3,218,653
		6,524,080

Soft Drinks—2.7%
PepsiCo Inc.	233,095	16,416,881

Specialized Finance—1.2%
CME Group Inc.	26,065	7,600,293

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	26,732	1,027,845	(a)
Staples Inc.	73,513	1,161,505
		2,189,350

Steel—1.8%
Allegheny Technologies Inc.	171,252	10,869,364

Systems Software—3.3%
Microsoft Corp.	471,834	12,267,684	(h)
Oracle Corp.	244,724	8,053,867
		20,321,551

Wireless Telecommunication Services—2.3%
American Tower Corp.	109,662	5,738,612	(a)
NII Holdings Inc.	201,262	8,529,484	(a)
		14,268,096

Total Common Stock		580,583,062
(Cost $516,969,133)

Exchange Traded Funds—1.9%
Financial Select Sector SPDR Fund	135,825	2,082,197	(n)
Industrial Select Sector SPDR Fund	245,630	9,147,261	(n)

Total Exchange Traded Funds		11,229,458
(Cost $11,904,520)

Other Investments—0.0%*
GEI Investment Fund		71,333	(k)
(Cost $70,626)

Total Investments in Securities		591,883,853
(Cost $528,944,229)

Short-Term Investments—3.2%
GE Institutional Money Market Fund Investment Class
0.11%		19,735,106	(d,k)
(Cost $19,735,106)

Total Investments		611,618,959
(Cost $548,679,385)

Other Assets and Liabilities, net—0.1%		612,707

NET ASSETS—100.0%		$612,231,666

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2011	144	$9,471,600	$242,218

GE Institutional S&P 500 Index Fund

Schedule of Investments—June 30, 2011 (unaudited)

Common Stock—96.8% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	1,600	$77,056
The Interpublic Group of companies Inc.	2,600	32,500
		109,556

Aerospace & Defense—2.8%
General Dynamics Corp.	2,100	156,492
Goodrich Corp.	700	66,850
Honeywell International Inc.	4,450	265,175
ITT Corp.	1,100	64,823
L-3 Communications Holdings Inc.	650	56,843
Lockheed Martin Corp.	1,640	132,791
Northrop Grumman Corp.	1,684	116,785
Precision Castparts Corp.	850	139,953
Raytheon Co.	2,100	104,685
Rockwell Collins Inc.	900	55,521
Textron Inc.	1,500	35,415
The Boeing Co.	4,200	310,506
United Technologies Corp.	5,300	469,103
		1,974,942

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	3,908	117,826

Air Freight & Logistics—1.0%
CH Robinson Worldwide Inc.	1,000	78,840
Expeditors International of Washington Inc.	1,200	61,428
FedEx Corp.	1,800	170,730
United Parcel Service Inc.	5,600	408,408
		719,406

Airlines—0.1%
Southwest Airlines Co.	4,550	51,961

Aluminum—0.1%
Alcoa Inc.	6,084	96,492

Apparel Retail—0.5%
Abercrombie & Fitch Co.	500	33,460
Ltd Brands Inc.	1,526	58,675
Ross Stores Inc.	700	56,084
The Gap Inc.	2,262	40,942
TJX companies Inc.	2,200	115,566
Urban Outfitters Inc.	700	19,705	(a)
		324,432

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	1,700	108,681
Polo Ralph Lauren Corp.	400	53,044
VF Corp.	450	48,852
		210,577

Application Software—0.6%
Adobe Systems Inc.	2,900	91,205	(a)
Autodesk Inc.	1,300	50,180	(a)
Citrix Systems Inc.	1,100	88,000	(a)
Compuware Corp.	1,000	9,760	(a)
Intuit Inc.	1,600	82,976	(a)
Salesforce.com Inc.	700	104,286	(a)
		426,407

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	1,460	84,213
BlackRock Inc.	550	105,495
Federated Investors Inc.	600	14,304
Franklin Resources Inc.	850	111,597
Invesco Ltd.	2,600	60,840
Janus Capital Group Inc.	1,200	11,328
Legg Mason Inc.	900	29,484
Northern Trust Corp.	1,400	64,344
State Street Corp.	2,900	130,761	(e)
T Rowe Price Group Inc.	1,500	90,510
The Bank of New York Mellon Corp.	7,141	182,952
		885,828

Auto Parts & Equipment—0.2%
Johnson Controls, Inc.	3,900	162,474

Automobile Manufacturers—0.4%
Ford Motor Co.	21,614	298,057	(a)

Automotive Retail—0.2%
AutoNation Inc.	468	17,133	(a)
AutoZone Inc.	150	44,228	(a)
CarMax Inc.	1,200	39,684	(a)
O’Reilly Automotive Inc.	800	52,408	(a)
		153,453

Biotechnology—1.2%
Amgen Inc.	5,276	307,855	(a)
Biogen Idec Inc.	1,400	149,688	(a)
Celgene Corp.	2,700	162,864	(a)
Cephalon Inc.	440	35,156	(a)
Gilead Sciences Inc.	4,600	190,486	(a)
		846,049

Brewers—0.1%
Molson Coors Brewing Co.	900	40,266

Broadcasting—0.3%
CBS Corp.	3,750	106,838
Discovery Communications Inc. (Class A)	1,700	69,632	(a)
Scripps Networks Interactive Inc.	500	24,440
		200,910

Building Products—0.0%*
Masco Corp.	1,900	22,857

Cable & Satellite—1.2%
Cablevision Systems Corp.	1,400	50,694
Comcast Corp. (Class A)	15,788	400,068
DIRECTV	4,400	223,608	(a)
Time Warner Cable Inc.	1,899	148,198
		822,568

Casinos & Gaming—0.1%
International Game Technology	1,600	28,128
Wynn Resorts Ltd.	400	57,416
		85,544

Coal & Consumable Fuels—0.3%
Alpha Natural Resources Inc.	1,300	59,072	(a)
Consol Energy Inc.	1,300	63,024
Peabody Energy Corp.	1,600	94,256
		216,352

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	1,000	19,610

Communications Equipment—1.9%
Cisco Systems Inc.	31,600	493,276	(h)
F5 Networks Inc.	500	55,125	(a)
Harris Corp.	800	36,048
JDS Uniphase Corp.	1,150	19,159	(a)
Juniper Networks Inc.	3,100	97,650	(a)
Motorola Mobility Holdings Inc.	1,670	36,807	(a)
Motorola Solutions Inc.	1,908	87,844	(a)
QUALCOMM Inc.	9,600	545,184
Tellabs Inc.	2,600	11,986
		1,383,079

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	1,850	58,108
GameStop Corp.	900	24,003	(a)
		82,111

Computer Hardware—3.3%
Apple Inc.	5,304	1,780,394	(a)
Dell Inc.	9,600	160,032	(a)
Hewlett-Packard Co.	11,928	434,179
		2,374,605

Computer Storage & Peripherals—0.8%
EMC Corp.	11,862	326,798	(a)
Lexmark International Inc.	500	14,630	(a)
NetApp Inc.	2,100	110,838	(a)
SanDisk Corp.	1,400	58,100	(a)
Western Digital Corp.	1,300	47,294	(a)
		557,660

Construction & Engineering—0.2%
Fluor Corp.	980	63,367
Jacobs Engineering Group Inc.	700	30,275	(a)
Quanta Services Inc.	1,100	22,220	(a)
		115,862

Construction & Farm Machinery & Heavy Trucks—1.2%
Caterpillar Inc.	3,700	393,902
Cummins Inc.	1,100	113,839
Deere & Co.	2,400	197,880
Joy Global Inc.	600	57,144
PACCAR Inc.	2,125	108,566
		871,331

Construction Materials—0.0%*
Vulcan Materials Co.	800	30,824

Consumer Electronics—0.0%*
Harman International Industries Inc.	400	18,228

Consumer Finance—0.8%
American Express Co.	6,000	310,200	(h)
Capital One Financial Corp.	2,569	132,740
Discover Financial Services	3,250	86,938
SLM Corp.	2,700	45,387
		575,265

Data Processing & Outsourced Services—1.2%
Automatic Data Processing Inc.	2,800	147,504
Computer Sciences Corp.	900	34,164
Fidelity National Information Services Inc.	1,600	49,264
Fiserv Inc.	900	56,367	(a)
Mastercard Inc.	540	162,724
Paychex Inc.	1,900	58,368
The Western Union Co.	3,650	73,109
Total System Services Inc.	938	17,428
Visa Inc.	2,800	235,928
		834,856

Department Stores—0.4%
JC Penney Company Inc.	1,200	41,448
Kohl’s Corp.	1,700	85,017
Macy’s Inc.	2,482	72,574
Nordstrom Inc.	900	42,246
Sears Holdings Corp.	289	20,646	(a)
		261,931

Distillers & Vintners—0.1%
Brown-Forman Corp.	625	46,681
Constellation Brands Inc.	1,000	20,820	(a)
		67,501

Distributors—0.1%
Genuine Parts Co.	900	48,960

Diversified Chemicals—1.0%
Eastman Chemical Co.	400	40,828
EI du Pont de Nemours & Co.	5,203	281,222
FMC Corp.	400	34,408
PPG Industries Inc.	900	81,711
The Dow Chemical Co.	6,694	240,984
		679,153

Diversified Financial Services—4.8%
Bank of America Corp.	57,707	632,469	(h)
Citigroup Inc.	16,621	692,098
Comerica Inc.	950	32,842
JPMorgan Chase & Co.	22,667	927,987
US BanCorp	11,006	280,763
Wells Fargo & Co.	30,158	846,233
		3,412,392

Diversified Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold Inc.	5,348	282,909
Titanium Metals Corp.	600	10,992
		293,901

Diversified REITs—0.1%
Vornado Realty Trust	936	87,216

Diversified Support Services—0.1%
Cintas Corp.	700	23,121
Iron Mountain Inc.	1,200	40,908
		64,029

Drug Retail—0.7%
CVS Caremark Corp.	7,781	292,410
Walgreen Co.	5,300	225,038
		517,448

Education Services—0.1%
Apollo Group Inc.	800	34,944	(a)
DeVry Inc.	400	23,652
		58,596

Electric Utilities—1.7%
American Electric Power Company Inc.	2,740	103,243
Duke Energy Corp.	7,508	141,376
Edison International	1,900	73,625
Entergy Corp.	1,000	68,280
Exelon Corp.	3,750	160,650
FirstEnergy Corp.	2,364	104,371
NextEra Energy Inc.	2,400	137,904
Northeast Utilities	1,000	35,170
Pepco Holdings Inc.	1,100	21,593
Pinnacle West Capital Corp.	700	31,206
PPL Corp.	3,300	91,839
Progress Energy Inc.	1,675	80,417
Southern Co.	4,800	193,824
		1,243,498

Electrical Components & Equipment—0.5%
Emerson Electric Co.	4,300	241,875
Rockwell Automation Inc.	800	69,408
Roper Industries Inc.	500	41,650
		352,933

Electronic Components—0.3%
Amphenol Corp.	1,000	53,990
Corning Inc.	8,900	161,535
		215,525

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	1,000	33,710

Electronic Manufacturing Services—0.1%
Jabil Circuit Inc.	1,300	26,260
Molex Inc.	850	21,904
		48,164

Environmental & Facilities Services—0.3%
Republic Services Inc.	1,700	52,445
Stericycle Inc.	500	44,560	(a)
Waste Management Inc.	2,670	99,511
		196,516

Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	450	63,752
Monsanto Co.	3,046	220,957
		284,709

Food Distributors—0.1%
Sysco Corp.	3,300	102,894

Food Retail—0.3%
Safeway Inc.	2,200	51,414
SUPERVALU Inc.	1,389	13,070
The Kroger Co.	3,500	86,800
Whole Foods Market Inc.	900	57,105
		208,389

Footwear—0.3%
NIKE Inc.	2,200	197,956

Gas Utilities—0.1%
Nicor Inc.	200	10,948
Oneok Inc.	600	44,406
		55,354

General Merchandise Stores—0.3%
Big Lots Inc.	500	16,575	(a)
Family Dollar Stores Inc.	700	36,792
Target Corp.	3,900	182,949
		236,316

Gold—0.2%
Newmont Mining Corp.	2,800	151,116

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	1,488	61,603
Cardinal Health Inc.	1,975	89,704
McKesson Corp.	1,444	120,791
Patterson companies Inc.	500	16,445
		288,543

Healthcare Equipment—1.8%
Baxter International Inc.	3,300	196,977
Becton Dickinson and Co.	1,300	112,021
Boston Scientific Corp.	8,939	61,768	(a)

CareFusion Corp.	1,187	32,251	(a)
Covidien PLC	2,800	149,044
CR Bard Inc.	450	49,437
Edwards Lifesciences Corp.	600	52,308	(a)
Intuitive Surgical Inc.	240	89,306	(a)
Medtronic Inc.	6,200	238,886
St Jude Medical Inc.	1,800	85,824
Stryker Corp.	1,900	111,511
Varian Medical Systems Inc.	700	49,014	(a)
Zimmer Holdings Inc.	1,090	68,888	(a)
		1,297,235

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	2,900	18,096	(a)

Healthcare Services—0.6%
DaVita Inc.	600	51,966	(a)
Express Scripts Inc.	3,000	161,940	(a)
Laboratory Corporation of America Holdings	600	58,074	(a)
Medco Health Solutions Inc.	2,288	129,318	(a)
Quest Diagnostics Inc.	900	53,190
		454,488

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	800	30,464

Healthcare Technology—0.1%
Cerner Corp.	800	48,888

Home Building—0.1%
DR Horton Inc.	1,800	20,736
Lennar Corp.	800	14,520
Pulte Group Inc.	2,087	15,986	(a)
		51,242

Home Entertainment Software—0.1%
Electronic Arts Inc.	1,800	42,480	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	1,500	87,555	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	1,000	24,380

Home Improvement Retail—0.7%
Home Depot Inc.	9,100	329,602
Lowe’s companies Inc.	7,500	174,825
		504,427

Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	2,400	90,312
Marriott International Inc.	1,611	57,174
Starwood Hotels & Resorts Worldwide Inc.	1,100	61,644
Wyndham Worldwide Corp.	1,027	34,559
		243,689

Household Appliances—0.1%
Whirlpool Corp.	471	38,302

Household Products—2.1%
Clorox Co.	800	53,952
Colgate-Palmolive Co.	2,800	244,748
Kimberly-Clark Corp.	2,300	153,088
The Procter & Gamble Co.	15,995	1,016,802
		1,468,590

Housewares & Specialties—0.1%
Fortune Brands Inc.	900	57,393
Newell Rubbermaid Inc.	1,815	28,641
		86,034

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	800	21,624

Hypermarkets & Super Centers—1.1%
Costco Wholesale Corp.	2,500	203,100
Wal-Mart Stores Inc.	10,900	579,226
		782,326

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group Inc.	1,100	41,756
NRG Energy Inc.	1,300	31,954	(a)
The AES Corp.	3,900	49,686	(a)
		123,396

Industrial Conglomerates—2.3%
3M Co.	4,060	385,091
General Electric Co.	60,800	1,146,688	(h,l)
Tyco International Ltd.	2,700	133,461
		1,665,240

Industrial Gases—0.5%
Air Products & Chemicals Inc.	1,200	114,696
Airgas Inc.	400	28,016
Praxair Inc.	1,750	189,683
		332,395

Industrial Machinery—1.2%
Danaher Corp.	3,100	164,269
Dover Corp.	1,100	74,580
Eaton Corp.	2,000	102,900
Flowserve Corp.	300	32,967
Illinois Tool Works Inc.	2,800	158,172
Ingersoll-Rand PLC	1,900	86,279
Pall Corp.	700	39,361
Parker Hannifin Corp.	950	85,253
Snap-On Inc.	300	18,744
Stanley Black & Decker Inc.	955	68,808
		831,333

Industrial REITs—0.1%
Prologis Inc.	2,399	85,980

Insurance Brokers—0.3%
AON Corp.	1,900	97,470
Marsh & McLennan companies Inc.	3,200	99,808
		197,278

Integrated Oil & Gas - 7.0%
Chevron Corp.	11,514	1,184,100
ConocoPhillips	8,116	610,242
Exxon Mobil Corp.	28,253	2,299,229	(h)
Hess Corp.	1,750	130,830
Marathon Oil Corp.	4,082	215,040
Murphy Oil Corp.	1,100	72,226
Occidental Petroleum Corp.	4,600	478,584
		4,990,251

Integrated Telecommunication Services—2.7%
AT&T Inc.	33,831	1,062,632	(h)
CenturyLink Inc.	3,365	136,047
Frontier Communications Corp.	5,532	44,643
Verizon Communications Inc.	16,266	605,583
Windstream Corp.	2,918	37,817
		1,886,722

Internet Retail—0.9%
Amazon.com Inc.	2,037	416,546	(a)
Expedia Inc.	1,200	34,788
NetFlix Inc.	250	65,672	(a)
priceline.com Inc.	270	138,221	(a)
		655,227

Internet Software & Services—1.6%
Akamai Technologies Inc.	1,100	34,617	(a)
eBay Inc.	6,600	212,982	(a)
Google Inc.	1,431	724,630
Monster Worldwide Inc.	900	13,194	(a)
VeriSign Inc.	900	30,114
Yahoo! Inc.	7,400	111,296	(a)
		1,126,833

Investment Banking & Brokerage—1.0%
E*Trade Financial Corp.	1,020	14,076	(a)
Morgan Stanley	8,700	200,187
The Charles Schwab Corp.	5,600	92,120
The Goldman Sachs Group Inc.	2,926	389,421
		695,804

IT Consulting & Other Services—2.0%
Cognizant Technology Solutions Corp.	1,700	124,678	(a)
International Business Machines Corp.	6,951	1,192,444	(h)
SAIC Inc.	1,600	26,912	(a)
Teradata Corp.	900	54,180	(a)
		1,398,214

Leisure Products—0.1%
Hasbro Inc.	850	37,341
Mattel Inc.	2,100	57,729
		95,070

Life & Health Insurance—1.1%
Aflac Inc.	2,700	126,036
Lincoln National Corp.	1,822	51,909

MetLife Inc.	6,021	264,141
Principal Financial Group Inc.	1,900	57,798
Prudential Financial Inc.	2,800	178,052
Torchmark Corp.	500	32,070
Unum Group	1,846	47,036
		757,042

Life Sciences Tools & Services—0.5%
Agilent Technologies Inc.	2,055	105,031	(a)
Life Technologies Corp.	1,085	56,496	(a)
PerkinElmer Inc.	800	21,528
Thermo Fisher Scientific Inc.	2,200	141,658	(a)
Waters Corp.	500	47,870	(a)
		372,583

Managed Healthcare—1.1%
Aetna Inc.	2,200	96,998
CIGNA Corp.	1,600	82,288
Coventry Healthcare Inc.	800	29,176	(a)
Humana Inc.	1,000	80,540
UnitedHealth Group Inc.	6,300	324,954
WellPoint Inc.	2,100	165,417
		779,373

Metal & Glass Containers—0.1%
Ball Corp.	1,000	38,460
Owens-Illinois Inc.	900	23,229	(a)
		61,689

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	1,300	53,261

Movies & Entertainment—1.5%
News Corp.	13,100	231,870
The Walt Disney Co.	10,900	425,536
Time Warner Inc.	6,183	224,876
Viacom Inc.	3,450	175,950
		1,058,232

Multi-Line Insurance—0.4%
American International Group Inc.	2,531	74,209	(a)
Assurant Inc.	500	18,135
Genworth Financial Inc.	2,700	27,756	(a)
Hartford Financial Services Group Inc.	2,500	65,925
Loews Corp.	1,805	75,972
		261,997

Multi-Sector Holdings—0.1%
Leucadia National Corp.	1,100	37,510

Multi-Utilities—1.3%
Ameren Corp.	1,400	40,376
CenterPoint Energy Inc.	2,600	50,310
CMS Energy Corp.	1,500	29,535
Consolidated Edison Inc.	1,700	90,508
Dominion Resources Inc.	3,300	159,291
DTE Energy Co.	900	45,018
Integrys Energy Group Inc.	494	25,609

NiSource Inc.	1,547	31,327
PG&E Corp.	2,200	92,466
Public Service Enterprise Group Inc.	2,900	94,656
SCANA Corp.	700	27,559
Sempra Energy	1,350	71,388
TECO Energy Inc.	1,400	26,446
Wisconsin Energy Corp.	1,400	43,890
Xcel Energy Inc.	2,715	65,974
		894,353

Office Electronics—0.1%
Xerox Corp.	8,274	86,132

Office REITs—0.1%
Boston Properties Inc.	800	84,928

Office Services & Supplies—0.1%
Avery Dennison Corp.	700	27,041
Pitney Bowes Inc.	1,100	25,289
		52,330

Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	370	26,052
Helmerich & Payne Inc.	600	39,672
Nabors Industries Ltd.	1,700	41,888	(a)
Noble Corp.	1,400	55,174
Rowan companies Inc.	800	31,048	(a)
		193,834

Oil & Gas Equipment & Services—2.0%
Baker Hughes Inc.	2,430	176,321
Cameron International Corp.	1,400	70,406	(a)
FMC Technologies Inc.	1,400	62,706
Halliburton Co.	5,245	267,495
National Oilwell Varco Inc.	2,400	187,704
Schlumberger Ltd.	7,814	675,130
		1,439,762

Oil & Gas Exploration & Production—2.1%
Anadarko Petroleum Corp.	2,874	220,608
Apache Corp.	2,162	266,769
Cabot Oil & Gas Corp.	600	39,786
Chesapeake Energy Corp.	3,700	109,853
Denbury Resources Inc.	2,200	44,000	(a)
Devon Energy Corp.	2,478	195,291
EOG Resources Inc.	1,550	162,053
EQT Corp.	900	47,268
Newfield Exploration Co.	800	54,416	(a)
Noble Energy Inc.	960	86,045
Pioneer Natural Resources Co.	700	62,699
QEP Resources Inc.	1,000	41,830
Range Resources Corp.	900	49,950
Southwestern Energy Co.	2,000	85,760	(a)
		1,466,328

Oil & Gas Refining & Marketing—0.2%
Sunoco Inc.	600	25,026
Tesoro Corp.	800	18,328	(a)
Valero Energy Corp.	3,200	81,824
		125,178

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	4,383	88,537
Spectra Energy Corp.	3,654	100,156
The Williams companies Inc.	3,300	99,825
		288,518

Packaged Foods & Meats—1.6%
Campbell Soup Co.	1,000	34,550
ConAgra Foods Inc.	2,300	59,363
Dean Foods Co.	1,200	14,724	(a)
General Mills Inc.	3,700	137,714
HJ Heinz Co.	1,800	95,904
Hormel Foods Corp.	800	23,848
Kellogg Co.	1,400	77,448
Kraft Foods Inc.	10,026	353,216
McCormick & Company Inc.	800	39,656
Mead Johnson Nutrition Co.	1,146	77,412
Sara Lee Corp.	3,506	66,579
The Hershey Co.	900	51,165
The JM Smucker Co.	700	53,508
Tyson Foods Inc.	1,600	31,072
		1,116,159

Paper Packaging—0.1%
Bemis Company Inc.	700	23,646
Sealed Air Corp.	800	19,032
		42,678

Paper Products—0.1%
International Paper Co.	2,575	76,787
MeadWestvaco Corp.	900	29,979
		106,766

Personal Products—0.2%
Avon Products Inc.	2,400	67,200
The Estee Lauder companies Inc.	600	63,114
		130,314

Pharmaceuticals—5.5%
Abbott Laboratories	8,900	468,318	(h)
Allergan Inc.	1,800	149,850
Bristol-Myers Squibb Co.	9,876	286,009
Eli Lilly & Co.	5,800	217,674	(h)
Forest Laboratories Inc.	1,600	62,944	(a)
Hospira Inc.	1,000	56,660	(a)
Johnson & Johnson	15,668	1,042,235	(h)
Merck & Company Inc.	17,575	620,222
Mylan Inc.	2,400	59,208	(a)
Pfizer Inc.	45,492	937,135	(h)
Watson Pharmaceuticals Inc.	700	48,111	(a)
		3,948,366

Property & Casualty Insurance—1.9%
ACE Ltd.	1,900	125,058
Berkshire Hathaway Inc.	9,900	766,161	(a)

Chubb Corp.	1,700	106,437
CIncinnati Financial Corp.	1,038	30,289
The Allstate Corp.	3,100	94,643
The Progressive Corp.	3,700	79,106
The Travelers companies Inc.	2,476	144,549
XL Group Plc	1,700	37,366
		1,383,609

Publishing—0.2%
Gannett Company Inc.	1,600	22,912
The McGraw-Hill companies Inc.	1,700	71,247
The Washington Post Co.	40	16,758
		110,917

Rail Roads—0.8%
CSX Corp.	6,300	165,186
Norfolk Southern Corp.	2,000	149,860
Union Pacific Corp.	2,790	291,276
		606,322

Real Estate Services—0.1%
CB Richard Ellis Group Inc. (REIT)	1,800	45,198	(a)

Regional Banks—0.9%
BB&T Corp.	3,900	104,676
Fifth Third Bancorp	5,319	67,817
First Horizon National Corp.	1,559	14,873
Huntington Bancshares Inc.	4,678	30,688
KeyCorp	5,100	42,483
M&T Bank Corp.	700	61,565
Marshall & Ilsley Corp.	3,498	27,879
PNC Financial Services Group Inc.	3,014	179,665
Regions Financial Corp.	6,973	43,233
SunTrust Banks Inc.	3,100	79,980
Zions Bancorp.	900	21,609
		674,468

Research & Consulting Services—0.1%
Dun & Bradstreet Corp.	300	22,662
Equifax Inc.	800	27,776
		50,438

Residential REITs—0.3%
Apartment Investment & Management Co.	805	20,552
AvalonBay Communities Inc.	545	69,978
Equity Residential	1,700	102,000
		192,530

Restaurants—1.3%
Chipotle Mexican Grill Inc.	200	61,638	(a)
Darden Restaurants Inc.	850	42,296
McDonald’s Corp.	5,989	504,992
Starbucks Corp.	4,200	165,858
Yum! Brands Inc.	2,700	149,148
		923,932

Retail REITs—0.3%
Kimco Realty Corp.	2,400	44,736
Simon Property Group Inc.	1,650	191,779
		236,515

Semiconductor Equipment—0.2%
Applied Materials Inc.	7,600	98,876
KLA-Tencor Corp.	900	36,432
MEMC Electronic Materials Inc.	1,500	12,795	(a)
Novellus Systems Inc.	500	18,070	(a)
Teradyne Inc.	900	13,320	(a)
		179,493

Semiconductors—2.1%
Advanced Micro Devices Inc.	3,000	20,970	(a)
Altera Corp.	1,800	83,430
Analog Devices Inc.	1,700	66,538
Broadcom Corp.	2,700	90,828
First Solar Inc.	280	37,036	(a)
Intel Corp.	30,400	673,664	(h)
Linear Technology Corp.	1,300	42,926
LSI Corp.	3,200	22,784	(a)
Microchip Technology Inc.	1,000	37,910
Micron Technology Inc.	4,700	35,156	(a)
National Semiconductor Corp.	1,300	31,993
NVIDIA Corp.	3,200	50,992	(a)
Texas Instruments Inc.	6,700	219,961
Xilinx Inc.	1,400	51,058
		1,465,246

Soft Drinks—2.3%
Coca-Cola Enterprises Inc.	1,800	52,524
Dr Pepper Snapple Group Inc.	1,200	50,316
PepsiCo Inc.	9,072	638,941
The Coca-Cola Co.	13,100	881,499	(h)
		1,623,280

Specialized Consumer Services—0.0%*
H&R Block Inc.	1,800	28,872

Specialized Finance—0.4%
CME Group Inc.	395	115,178
IntercontinentalExchange Inc.	395	49,260	(a)
Moody’s Corp.	1,100	42,185
NYSE Euronext	1,400	47,978
The NASDAQ OMX Group Inc.	800	20,240	(a)
		274,841

Specialized REITs—0.6%
HCP Inc.	2,300	84,387
Healthcare Inc.	1,000	52,430
Host Hotels & Resorts Inc.	3,757	63,681
Plum Creek Timber Company Inc.	900	36,486
Public Storage	790	90,068
Ventas Inc.	900	47,439
Weyerhaeuser Co.	3,130	68,422
		442,913

Specialty Chemicals—0.3%
Ecolab Inc.	1,400	78,932

International Flavors & Fragrances Inc.	500	32,120
Sigma-Aldrich Corp.	700	51,366
The Sherwin-Williams Co.	500	41,935
		204,353

Specialty Stores—0.2%
Staples Inc.	4,050	63,990
Tiffany & Co.	700	54,964
		118,954

Steel—0.3%
AK Steel Holding Corp.	700	11,032
Allegheny Technologies Inc.	600	38,082
Cliffs Natural Resources Inc.	800	73,960
Nucor Corp.	1,800	74,196
United States Steel Corp.	880	40,515
		237,785

Systems Software—2.9%
BMC Software Inc.	1,000	54,700	(a)
CA Inc.	2,350	53,674
Microsoft Corp.	42,500	1,105,000	(h)
Oracle Corp.	22,307	734,123
Red Hat Inc.	1,100	50,490	(a)
Symantec Corp.	4,259	83,987	(a)
		2,081,974

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	3,100	25,389
People’s United Financial Inc.	2,000	26,880
		52,269

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	1,600	26,832	(a)

Tobacco—1.6%
Altria Group Inc.	12,000	316,920	(h)
Lorillard Inc.	816	88,838
Philip Morris International Inc.	10,200	681,054
Reynolds American Inc.	2,000	74,100
		1,160,912

Trading Companies & Distributors—0.2%
Fastenal Co.	1,600	57,584
WW Grainger Inc.	350	53,778
		111,362

Trucking—0.0%*
Ryder System Inc.	300	17,055

Wireless Telecommunication Services—0.3%
American Tower Corp.	2,300	120,359	(a)
MetroPCS Communications Inc.	1,500	25,815	(a)
Sprint Nextel Corp.	16,801	90,557	(a)
		236,731

Total Common Stock		68,863,835
(Cost $62,930,269)

Other Investments—0.0%*
GEI Investment Fund	26,675	(k)
(Cost $26,411)

Total Investments in Securities	68,890,510
(Cost $62,956,680)

Short-Term Investments—2.6%
GE Institutional Money Market Fund Investment Class
0.11%	1,839,089	(d,k)
(Cost $1,839,089)

Total Investments	70,729,599
(Cost $64,795,769)

Other Assets and Liabilities, net—0.6%	444,201

NET ASSETS —100.0%	$71,173,800

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	September 2011	33	$2,170,575	$69,085

GE Institutional Income Fund

Schedule of Investments—June 30, 2011 (unaudited)

Bonds and Notes—84.7% †		Principal Amount	Fair Value
U.S. Treasuries—14.2%
U.S. Treasury Bonds
4.75%	02/15/41	$21,041,600	$22,366,569	(h)
U.S. Treasury Notes
0.43%	04/30/13	3,571,000	3,583,820	(d)
1.75%	05/31/16	1,791,000	1,793,794
2.00%	04/30/16	19,216,400	19,507,721	(h)
3.13%	05/15/21	5,202,500	5,187,881
			52,439,785
Agency Mortgage Backed - 30.5%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/41	4,146,084	4,290,063	(h)
5.00%	07/01/35 - 08/01/40	5,162,449	5,494,589	(h)
5.50%	05/01/20 - 04/01/39	1,561,902	1,705,865	(h)
6.00%	04/01/17 - 11/01/37	2,269,737	2,517,637	(h)
6.50%	07/01/29 - 10/01/33	6,812	7,721	(h)
7.00%	10/01/16 - 08/01/36	173,594	200,362	(h)
7.50%	09/01/12 - 09/01/33	13,788	16,032	(h)
8.00%	11/01/30	37,743	44,958	(h)
8.50%	04/01/30 - 05/01/30	59,179	71,193	(h)
9.00%	12/01/16	1,798	2,043	(h)
9.50%	04/01/21	119	136	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	254,640	269,456	(h)
4.50%	05/01/18 - 10/01/40	17,534,599	18,196,544	(h)
5.00%	07/01/20 - 11/01/40	9,520,498	10,145,730	(h)
5.32%	03/01/37	6,605	6,657	(i)
5.50%	10/01/24	57,525	58,547	(h,i)
5.50%	03/01/14 - 01/01/39	14,533,810	15,789,309	(h)
5.53%	04/01/37	2,868	3,049	(i)
6.00%	02/01/14 - 05/01/38	8,221,242	9,102,668	(h)
6.50%	07/01/17 - 08/01/36	468,195	528,941	(h)
7.00%	08/01/13 - 02/01/34	86,016	95,843	(h)
7.50%	08/01/13 - 03/01/34	272,408	317,720	(h)
8.00%	12/01/12 - 11/01/33	137,979	161,685	(h)
8.50%	05/01/31	8,293	9,813	(h)
9.00%	04/01/16 - 12/01/22	13,714	15,152	(h)
4.50%	TBA	12,802,000	13,244,066	(c)
5.00%	TBA	1,083,000	1,161,855	(c)
5.50%	TBA	75,000	81,281	(c)
6.00%	TBA	7,361,000	8,060,097	(c)
6.50%	TBA	3,472,000	3,930,957	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	4,186,152	4,418,344	(h)
5.00%	08/15/33	116,127	126,738	(h)
6.00%	04/15/27 - 09/15/36	576,008	647,507	(h)
6.50%	04/15/19 - 09/15/36	451,946	518,776	(h)
7.00%	03/15/12 - 10/15/36	193,801	225,367	(h)
7.50%	01/15/23 - 10/15/33	65,357	76,862	(h)

8.00%	02/15/30 - 09/15/30	1,655	1,926	(h)
8.50%	10/15/17	7,929	8,991	(h)
9.00%	11/15/16 - 12/15/21	53,082	60,284	(h)
4.50%	TBA	9,845,000	10,385,021	(c)
5.50%	TBA	255,000	280,580	(c)
			112,280,365

Agency Collateralized Mortgage Obligations—2.3%
Collateralized Mortgage Obligation Trust (Class B)
2.70%	11/01/18	807	764	(d,f,h,o)
Fannie Mae Whole Loan
0.98%	08/25/43	1,842,819	50,258	(g,p)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,630,370	14,557	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	589,741	78,635	(g,p)
5.00%	02/15/38	269,388	36,389	(g,p)
5.00%	05/15/38	335,429	357,427	(h)
5.50%	04/15/17	26,060	524	(g,h,p)
6.41%	08/15/25	1,472,442	268,866	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	20,248	896	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	11,418	2,251	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	217,811	45,610	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	180,628	14,293	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	36,402	2,419	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	8,310	67	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	14,076	278	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	130,577	10,658	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	108,015	5,972	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	23,018	563	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	5,388	4,760	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	298	324	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	10,830	2,152	(g,h,p)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	58,164	11,971	(g,p)
Federal Home Loan Mortgage STRIPS
5.06%	08/01/27	2,662	2,176	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	951,873	38,672	(g,i,p)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	317,108	335,936	(h)
5.00%	02/25/40 - 09/25/40	2,142,496	361,926	(g,p)
5.81%	07/25/38	887,586	115,342	(g,p)
Federal National Mortgage Assoc. REMIC (Class B)
3.36%	12/25/22	726	652	(d,f,h)

Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	406,545	447,160
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	286,986	292,018
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
12.40%**	05/25/22	10	228	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	46,891	2,366	(g,h,p)
7.31%	05/25/18	308,859	38,661	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	76,358	5,996	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	450,174	47,379	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	331,969	10,524	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	19,987	651	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.20%	03/25/31	193,735	226,602	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	253,469	266,454	(h)
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	312,782	54,697	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	450,280	65,919	(g,h,p)
5.00%	03/25/38	342,539	65,029	(g,h,p)
5.50%	12/01/33	103,416	22,036	(g,h,p)
7.50%	11/01/23	60,288	10,429	(g,h,p)
8.00%	08/01/23 - 07/01/24	22,049	5,071	(g,h,p)
8.50%	03/01/17 - 07/25/22	2,083	365	(g,h,p)
9.00%	05/25/22	732	135	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.82%	12/01/34	119,192	102,799	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	588,346	89,634	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	341,229	65,770	(g,h,p)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	8,938,533	1,565,925	(g,p)
4.50%	11/20/39	731,092	712,827
5.00%	12/20/35 - 09/20/38	3,273,233	574,144	(g,p)
5.96%	02/20/38	2,079,212	340,769	(g,i,p)
6.31%	01/16/39	2,624,097	444,578	(g,i,p)
6.41%	08/20/40	3,401,551	648,065	(g,i,p)
Government National Mortgage Assoc. (Class IC)
6.06%	04/16/37	946,082	183,905	(g,p)
Vendee Mortgage Trust
0.38%	04/15/40	2,941,032	63,526	(g,i,p)
0.58%	09/15/46	5,271,786	192,918	(g,i,p)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	1,121,912	33,435	(g,i,p)
			8,344,353

Asset Backed - 0.6%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
5.48%	01/25/34	15,198	11,477	(d,h,o)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	572,959	546,348	(j)

Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	390,000	336,312
Countrywide Asset-Backed Certificates
1.05%	05/25/33	1,016	819
Countrywide Asset-Backed Certificates (Class 2A1)
2.33%	06/25/33	555	511	(d,o)
Countrywide Asset-Backed Certificates (Class A1)
5.00%	03/25/33	31,489	24,374	(d)
Countrywide Asset-Backed Certificates (Series 2002) (Class A)
5.00%	08/25/32	6,424	4,103	(d,h,o)
GSAMP Trust
9.06%	05/25/46	21,966	21,836	(b,d,h)
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,000,000	1,020,070	(b,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	3,987	4,032	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	375,000	317,564
Residential Asset Mortgage Products Inc. (Class A2)
6.62%	06/25/32	5,455	4,467	(d,o)
Residential Asset Securities Corp. (Class A2)
7.00%	06/25/33	8,516	4,488	(d,o)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
10.00%	07/25/32	8,265	4,898	(d,h,o)
			2,301,299

Corporate Notes—27.7%
ABN Amro Bank N.V.
3.00%	01/31/14	729,000	744,702	(b)
AES El Salvador Trust
6.75%	02/01/16	100,000	101,500	(b)
AES Panama S.A.
6.35%	12/21/16	252,000	270,900	(b)
Agilent Technologies Inc.
5.50%	09/14/15	219,000	242,502
Air Jamaica Ltd.
9.38%	07/08/15	12,857	13,757
Allergan Inc.
3.38%	09/15/20	859,000	823,896
Alliance One International Inc.
10.00%	07/15/16	429,000	413,985
Alpha Natural Resources Inc.
6.00%	06/01/19	367,000	366,082
Ameren Illinois Co.
9.75%	11/15/18	534,000	701,703
American International Group Inc.
5.85%	01/16/18	638,000	667,588
Amgen Inc.
2.30%	06/15/16	291,000	288,485
4.10%	06/15/21	415,000	411,726
5.65%	06/15/42	412,000	412,667
Amsted Industries Inc.
8.13%	03/15/18	431,000	452,550	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	842,000	853,364
6.95%	06/15/19	726,000	847,976
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	684,000	723,651
5.38%	11/15/14	587,000	655,524

AON Corp.
3.13%	05/27/16	497,000	495,381
Applied Materials Inc.
2.65%	06/15/16	207,000	207,790
4.30%	06/15/21	414,000	415,382
5.85%	06/15/41	414,000	419,912
ArcelorMittal
3.75%	03/01/16	284,000	287,174
5.50%	03/01/21	1,027,000	1,028,603
Arch Coal Inc.
7.00%	06/15/19	219,000	218,452	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	1,166,000	1,230,498
Arizona Public Service Co.
6.25%	08/01/16	290,000	331,563	(h)
AT&T Inc.
2.95%	05/15/16	609,000	616,785
4.45%	05/15/21	609,000	619,761
6.40%	05/15/38	1,068,000	1,145,606	(h)
6.70%	11/15/13	476,000	533,780
Banco de Credito del Peru
4.75%	03/16/16	213,000	210,870	(b)
Banco do Brasil S.A.
5.88%	01/26/22	415,000	410,435	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	80,000	79,800	(i)
BanColombia S.A.
5.95%	06/03/21	281,000	285,215	(b)
6.13%	07/26/20	80,000	81,096
Bank of America Corp.
5.42%	03/15/17	1,600,000	1,632,251
5.63%	07/01/20	1,185,000	1,223,527	(h)
6.50%	08/01/16	375,000	418,220
BBVA Bancomer S.A.
6.50%	03/10/21	200,000	204,000	(b)
Boise Paper Holdings LLC
8.00%	04/01/20	345,000	362,250
Bombardier Inc.
7.75%	03/15/20	387,000	435,375	(b)
BP Capital Markets PLC
3.13%	10/01/15	221,000	226,900
4.50%	10/01/20	221,000	225,374
Calpine Corp.
7.25%	10/15/17	67,000	68,005	(b)
Camden Property Trust (REIT)
4.88%	06/15/23	290,000	282,983
Capex S.A.
10.00%	03/10/18	71,000	69,757	(b)
Cargill Inc.
5.20%	01/22/13	125,000	132,903	(b,h)
6.00%	11/27/17	246,000	283,502	(b,h)
Caterpillar Inc.
3.90%	05/27/21	622,000	622,081
CCO Holdings LLC
7.88%	04/30/18	208,000	219,180
8.13%	04/30/20	250,000	270,000
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	81,000	91,732	(b)

Central American Bank for Economic Integration
5.38%	09/24/14	410,000	444,281	(b)
CenturyLink Inc.
5.15%	06/15/17	416,000	416,683
6.45%	06/15/21	414,000	409,268
CenturyLink Inc. (Series G)
6.88%	01/15/28	284,000	268,128
CFG Investment SAC
9.25%	12/19/13	100,000	102,500
Chesapeake Midstream Partners LP
5.88%	04/15/21	501,000	494,737	(b)
Chubb Corp.
6.38%	03/29/67	145,000	150,075	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	731,000	734,655
Cinemark USA Inc.
7.38%	06/15/21	419,000	416,905	(b)
Citigroup Inc.
5.00%	09/15/14	1,258,000	1,318,331
5.13%	05/05/14	339,000	363,352
Clarendon Alumina Production Ltd.
8.50%	11/16/21	185,000	194,250	(b,h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	194,850	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	294,000	351,688
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	474,000	543,732
Corp Nacional del Cobre de Chile
3.75%	11/04/20	361,000	342,976	(b)
5.63%	09/21/35	82,000	83,146	(b)
COX Communications Inc.
6.25%	06/01/18	330,000	377,963	(b)
Credit Suisse AG
2.60%	05/27/16	416,000	415,010	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	300,000	303,000
Crown Castle Towers LLC
4.88%	08/15/40	422,000	424,332	(b)
6.11%	01/15/40	201,000	219,315	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	228,000	236,629
5.75%	06/01/17	154,000	172,969
Danaher Corp.
2.30%	06/23/16	416,000	415,668
3.90%	06/23/21	83,000	82,673
Denbury Resources Inc.
6.38%	08/15/21	314,000	314,000
8.25%	02/15/20	410,000	446,900	(h)
Digicel Ltd.
8.25%	09/01/17	100,000	103,750	(b,h)
DirecTV Holdings LLC
3.55%	03/15/15	405,000	423,147
4.75%	10/01/14	418,000	457,552	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	176,720	190,416	(b,h)
Drummond Company Inc.
9.00%	10/15/14	399,000	419,947	(b,h)

Dubai Electricity & Water Authority
6.38%	10/21/16	80,000	83,000	(b)
7.38%	10/21/20	100,000	102,875	(b)
Duke Realty LP (REIT)
6.50%	01/15/18	203,000	225,758
EH Holding Corp.
6.50%	06/15/19	167,000	169,922	(b)
Empresa Nacional del Petroleo
5.25%	08/10/20	100,000	101,381	(b)
6.25%	07/08/19	100,000	108,246	(b,h)
European Investment Bank
4.88%	01/17/17	1,090,000	1,235,127	(h)
Exelon Corp.
4.90%	06/15/15	426,000	458,055	(h)
First Citizens St. Lucia Ltd.
4.90%	02/09/16	150,000	153,168	(b)
First Horizon National Corp.
5.38%	12/15/15	672,000	714,952
FPL Group Capital Inc.
2.60%	09/01/15	892,000	887,911
Frontier Communications Corp.
7.13%	03/15/19	355,000	363,875
Georgia-Pacific LLC
5.40%	11/01/20	356,000	362,811	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	104,750	(b,j)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	133,000	125,890	(b)
Goldman Sachs Capital I
6.35%	02/15/34	466,000	440,678
Great Plains Energy Inc.
4.85%	06/01/21	414,000	415,326
Hanesbrands Inc.
6.38%	12/15/20	797,000	773,090
HCA Inc.
9.25%	11/15/16	363,000	385,234	(h)
HCP Inc. (REIT)
6.00%	01/30/17	353,000	388,705
Hewlett-Packard Co.
4.30%	06/01/21	829,000	837,105
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	280,000	280,700
HSBC Finance Corp.
6.68%	01/15/21	2,160,000	2,216,188	(b)
Huntington BancShares Inc.
7.00%	12/15/20	328,000	369,821
Indo Energy Finance BV
7.00%	05/07/18	100,000	103,000	(b)
ING Bank N.V.
4.00%	03/15/16	566,000	572,814	(b)
Ingles Markets Inc.
8.88%	05/15/17	100,000	107,000
Intergas Finance BV
6.88%	11/04/11	100,000	101,500
Inversiones CMPC S.A.
4.75%	01/19/18	82,000	81,921	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	208,000	205,738

JPMorgan Chase & Co.
3.15%	07/05/16	415,000	417,539
5.13%	09/15/14	929,000	1,003,922	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	336,000	371,927	(h)
KazMunaiGaz Finance Sub BV
9.13%	07/02/18	100,000	123,240	(b)
11.75%	01/23/15	100,000	124,280	(b)
KeyCorp.
5.10%	03/24/21	406,000	413,508
Korea Development Bank
3.25%	03/09/16	423,000	421,769
4.00%	09/09/16	245,000	250,545
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	150,000	164,561	(b)
Korea National Oil Corp.
5.38%	07/30/14	150,000	161,158	(b)
Kraft Foods Inc.
4.13%	02/09/16	466,000	498,292
5.38%	02/10/20	1,843,000	2,014,764
6.50%	02/09/40	427,000	474,301
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	633,000	674,531	(h)
4.50%	07/16/18	169,000	187,109
Levi Strauss & Co.
7.63%	05/15/20	500,000	500,000
Listrindo Capital BV
9.25%	01/29/15	200,000	219,000	(b)
Lyondell Chemical Compan
8.00%	11/01/17	403,000	448,337	(b)
Majapahit Holding BV
7.25%	10/17/11	348,000	353,220	(b)
7.75%	10/17/16	200,000	232,000	(b)
MDC-GMTN B.V.
5.50%	04/20/21	300,000	300,683	(b)
Mega Advance Investments Ltd.
5.00%	05/12/21	200,000	196,964	(b)
Merrill Lynch & Company Inc.
6.88%	04/25/18	617,000	682,660
MetroPCS Wireless Inc.
6.63%	11/15/20	696,000	689,040
Midamerican Energy Holdings Co.
6.13%	04/01/36	745,000	802,283	(h)
Mylan Inc.
7.88%	07/15/20	592,000	649,720	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	109,625
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	262,211	(b)
National Power Corp.
4.51%	08/23/11	245,000	245,169	(i)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	181,000	194,103	(b)
9.38%	08/15/39	81,000	100,496	(b)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	114,400
News America Inc.
4.50%	02/15/21	701,000	691,824	(b)
6.65%	11/15/37	644,000	690,174

Nisource Finance Corp.
6.13%	03/01/22	380,000	418,645
Noble Holding International Ltd.
3.05%	03/01/16	609,000	614,332
NRG Energy Inc.
7.63%	01/15/18 - 05/15/19	684,000	685,635	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	468,000	451,640
ONEOK Partners LP
6.13%	02/01/41	439,000	447,202
Pacific Gas & Electric Co.
5.80%	03/01/37	125,000	128,388
6.05%	03/01/34	427,000	451,510
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	112,750	(b)
PacifiCorp
6.00%	01/15/39	250,000	276,003
6.25%	10/15/37	14,000	15,832
PAETEC Holding Corp.
8.88%	06/30/17	674,000	707,700
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	179,000	187,972
Petrobras International Finance Co.
3.88%	01/27/16	420,000	427,694
Petroleos de Venezuela S.A.
2.00%	07/10/11	77,000	76,962	(d)
Petroleos Mexicanos
6.00%	03/05/20	160,000	175,600
8.00%	05/03/19	90,000	110,970
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	183,333	186,542
Petronas Capital Ltd.
5.25%	08/12/19	150,000	160,841	(b)
7.88%	05/22/22	100,000	127,697	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	422,648	(b)
Philip Morris International Inc.
2.50%	05/16/16	827,000	828,231
Pioneer Natural Resources Co.
7.50%	01/15/20	667,000	751,580
Plains All American Pipeline LP
5.00%	02/01/21	471,000	478,936
Plains All American Pipeline LP Corp.
3.95%	09/15/15	450,000	472,010
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	118,000	(b)
Protective Life Corp.
8.45%	10/15/39	783,000	862,832
Prudential Financial Inc.
3.00%	05/12/16	414,000	410,352
5.38%	06/21/20	193,000	203,326
5.40%	06/13/35	292,000	267,494
5.63%	05/12/41	414,000	382,880
PTTEP Canada International Finance Ltd.
5.69%	04/05/21	200,000	199,340	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	200,000	205,000	(b)

QVC Inc.
7.50%	10/01/19	622,000	659,320	(b)
RailAmerica Inc.
9.25%	07/01/17	413,000	453,267
Reinsurance Group of America Inc.
5.00%	06/01/21	622,000	615,364
Republic Services Inc.
5.25%	11/15/21	563,000	594,850	(h)
5.70%	05/15/41	254,000	247,960
Reynolds Group Issuer Inc.
8.50%	10/15/16	803,000	837,127	(b)
Roche Holdings Inc.
6.00%	03/01/19	972,000	1,119,900	(b)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%	09/21/16	100,000	100,500	(i)
Russian Railways
5.74%	04/03/17	100,000	106,250
Societe Generale
5.20%	04/15/21	302,000	296,582	(b)
Southern Copper Corp.
5.38%	04/16/20	594,000	608,435
6.75%	04/16/40	659,000	641,081
Stoneheath RE
6.87%	12/29/49	677,000	624,532	(i)
Teck Resources Ltd.
3.15%	01/15/17	208,000	208,135
4.75%	01/15/22	415,000	416,084
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	889,000	914,787
Texas Instruments Inc.
2.38%	05/16/16	1,034,000	1,034,318
Textron Inc.
6.20%	03/15/15	576,000	639,106
The AES Corp.
8.00%	10/15/17	419,000	444,140
The Goldman Sachs Group Inc.
3.63%	02/07/16	610,000	616,623
3.70%	08/01/15	438,000	446,001
5.38%	03/15/20	203,000	209,627
6.00%	06/15/20	517,000	556,286
6.15%	04/01/18	1,017,000	1,106,845
6.75%	10/01/37	428,000	427,993
The Potomac Edison Co.
5.35%	11/15/14	178,000	195,505	(h)
The Williams companies Inc.
7.50%	01/15/31	83,000	94,923
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,090,000	(h)
Time Warner Cable Inc.
5.00%	02/01/20	277,000	287,787
6.75%	07/01/18	1,244,000	1,442,658
7.50%	04/01/14	213,000	245,388
Time Warner Inc.
3.15%	07/15/15	995,000	1,029,002
5.88%	11/15/16	463,000	529,229
6.20%	03/15/40	500,000	512,238
TNK-BP Finance S.A.
6.13%	03/20/12	200,000	205,800
7.25%	02/02/20	7,000	7,735	(b)

Transnet Ltd.
4.50%	02/10/16	200,000	206,418	(b)
Transocean Inc.
6.00%	03/15/18	134,000	148,362
6.80%	03/15/38	89,000	95,561
UBS AG
5.88%	07/15/16	401,000	439,863
Union Electric Co.
6.70%	02/01/19	636,000	746,813
UnitedHealth Group Inc.
5.80%	03/15/36	335,000	338,090
Verizon Communications Inc.
5.50%	02/15/18	364,000	404,835
6.40%	02/15/38	336,000	364,151
Vimpel Communications Via VIP Finance Ireland Limited OJSC
7.75%	02/02/21	200,000	206,000	(b)
Visteon Corp.
6.75%	04/15/19	355,000	342,575	(b)
Weatherford International Ltd.
5.13%	09/15/20	416,000	424,745
Williams Partners LP
4.13%	11/15/20	208,000	199,658
Willis Group Holdings PLC
4.13%	03/15/16	406,000	413,931
Windstream Corp.
7.75%	10/01/21	355,000	370,975
Woodside Finance Ltd.
4.50%	11/10/14	991,000	1,061,765	(b,h)
Woori Bank
5.88%	04/13/21	370,000	370,424	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	327,000	356,430
XL Group PLC (Series E)
6.50%	12/29/49	517,000	474,347	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	577,947	647,238	(b)
			102,015,528

Non-Agency Collateralized Mortgage Obligations—6.7%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	410,000	407,440
5.73%	07/10/46	350,000	293,408
5.93%	02/10/51	1,790,000	1,945,065
6.39%	02/10/51	390,000	434,473	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	390,000	426,726
Banc of America Merrill Lynch Commercial Mortgage Inc.
6.00%	02/10/51	420,000	411,118	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.52%	02/25/36	140,032	6,732	(h,o)
4.78%	01/25/36	123,471	5,672	(h,o)
Bear Stearns Commercial Mortgage Securities
5.94%	09/11/38	575,000	598,334	(i)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	171,604	172,462	(h,i)

Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	340,000	268,010
Bear Stearns Commercial Mortgage Securities (Class AM)
5.71%	04/12/38	430,000	451,210
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	100,000	71,886	(h,o)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	400,000	351,981
Commercial Mortgage Pass Through Certificates (Class AM)
5.97%	06/10/46	260,000	267,577
Countrywide Asset-Backed Certificates (Class A2)
5.00%	11/25/35	110,441	104,553	(d,h)
Countrywide Commercial Mortgage Trust (Class AJ)
6.10%	06/12/46	490,000	452,329	(i)
Credit Suisse First Boston Mortgage Securities Corp.
5.23%	12/15/40	420,000	399,436	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	186,937	10,407	(h,o)
Credit Suisse Mortgage Capital Certificates
5.47%	09/15/39	420,000	452,952
Credit Suisse Mortgage Capital Certificates (Class C)
5.78%	02/15/39	1,000,000	842,366	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.62%	02/25/36	89,138	4,558	(h,o)
DBUBS Mortgage Trust
5.73%	11/10/46	350,000	266,773	(b)
Extended Stay America Trust
5.50%	11/05/27	800,000	798,656	(b)
Greenwich Capital Commercial Funding Corp.
5.48%	03/10/39	175,000	169,489
GS Mortgage Securities Corp.
5.99%	08/10/45	410,000	440,176	(i)
GS Mortgage Securities Corp. II
5.73%	03/10/44	730,000	667,510	(b,i)
Impac CMB Trust (Class A1)
7.00%	11/25/35	279,714	154,352	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.59%	01/25/36	69,340	1,215	(h,o)
Interstar Millennium Trust (Series 2004) (Class A)
0.76%	03/14/36	30,830	28,626	(d)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%	08/12/37	1,360,000	1,480,625	(h,i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	550,000	587,818
5.79%	02/12/51	750,000	814,148
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	1,020,000	1,034,998
6.10%	02/12/51	280,000	275,124
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.70%	04/15/43	330,000	282,568
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	150,000	77,013	(h,o)
LB-UBS Commercial Mortgage Trust
6.31%	04/15/41	290,000	289,521	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	1,170,000	1,302,953	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310,000	334,965
5.16%	02/15/31	450,000	486,884

LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	170,000	143,909	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.37%	09/15/45	200,000	196,574	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
5.00%	12/15/39	2,383,719	32,645	(d,h,o)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	470,000	438,775	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	113,578	12,991	(g,h,o,p)
Merrill Lynch Mortgage Trust (Class AJ)
5.86%	05/12/39	700,000	646,708	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.86%	05/12/39	408,000	315,472
Morgan Stanley Capital I
5.16%	10/12/52	350,000	380,046	(i)
5.48%	02/12/44	660,000	631,263	(i)
5.90%	10/15/42	487,000	424,411
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	1,050,000	1,152,160
5.99%	08/12/41	180,000	201,425	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	450,000	468,751
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	270,000	249,289
National RMBS Trust (Series 2004) (Class A1)
5.10%	03/20/34	49,777	49,595	(d)
Puma Finance Ltd. (Class A)
5.25%	10/11/34	28,580	28,574	(d)
Residential Accredit Loans Inc. (Class A2)
5.00%	03/25/34	22,008	17,562	(d,o)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	77,143	1	(h,o)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%	02/25/28	16,981	3	(o)
Thornburg Mortgage Securities Trust (Class A)
4.98%	04/25/43	20,353	18,756	(d)
Vornado DP LLC
6.36%	09/13/28	180,000	169,431	(b,h)
Wachovia Bank Commercial Mortgage Trust
6.23%	06/15/45	420,000	308,071	(h)
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	590,000	556,904	(h,i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	430,000	442,052	(h,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 -03/25/36	545,217	78,934	(h,o)
			24,836,411

Sovereign Bonds—1.8%
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100,000	108,875	(b)
8.25%	10/24/12	100,000	106,401
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	100,000	104,500	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125,000	130,815	(b)

Government of Argentina
2.50%	12/31/38	101,801	44,283	(j)
4.21%	08/03/12	408,200	100,091	(d,i)
7.00%	10/03/15	64,314	63,478
8.28%	12/31/33	105,951	93,502
Government of Belize
6.00%	02/20/29	248,500	161,525	(j)
Government of Brazil
5.63%	01/07/41	170,000	174,675
6.00%	02/20/29	81,300	52,845	(b,j)
8.25%	01/20/34	83,000	114,125
Government of Colombia
6.13%	01/18/41	100,000	108,750
7.38%	03/18/19	100,000	124,650
Government of Costa Rica
10.00%	08/01/20	86,000	118,250	(b)
Government of El Salvador
7.65%	06/15/35	170,000	175,950	(b,h)
Government of Grenada
2.50%	09/15/25	178,400	110,608	(b,j)
Government of Hungary
6.25%	01/29/20	410,000	432,960
6.38%	03/29/21	142,000	149,810
7.63%	03/29/41	212,000	228,695
Government of Indonesia
11.63%	03/04/19	100,000	147,375	(b)
Government of Lebanon
4.00%	12/31/17	31,850	30,767
6.38%	03/09/20	100,000	103,250
Government of Lithuania
6.75%	01/15/15	100,000	110,500	(b)
7.38%	02/11/20	200,000	231,500	(b)
Government of Panama
6.70%	01/26/36	139,000	164,020
Government of Peruvian
6.55%	03/14/37	242,000	269,951
7.35%	07/21/25	100,000	122,150
Government of Philippine
6.50%	01/20/20	139,000	161,768
Government of Poland
5.13%	04/21/21	70,000	72,362
6.38%	07/15/19	38,000	43,415
Government of Turkey
5.63%	03/30/21	240,000	250,800
Government of Uruguay
6.88%	09/28/25	119,154	144,772
Government of Venezuela
10.75%	09/19/13	90,000	89,550
Government of Vietnam
1.27%	03/12/16	34,348	30,283	(i)
Korea Expressway Corp.
4.50%	03/23/15	200,000	209,263	(b)
Korea National Oil Corp.
2.88%	11/09/15	358,000	350,223	(b)
Lebanese Republic
5.15%	11/12/18	82,000	79,130
Province of Manitoba Canada
4.90%	12/06/16	130,000	146,999	(h)

Republic of Dominican
7.50%	05/06/21	100,000	104,000	(b,h)
9.50%	09/27/11	61,260	62,332
Republic of Ghana
8.50%	10/04/17	200,000	226,000	(b)
Republic of Indonesia
4.88%	05/05/21	200,000	204,750	(b)
5.88%	03/13/20	100,000	111,000	(b)
Republic of Lebanese
6.10%	10/04/22	82,000	79,540
Republic of Turkey
6.00%	01/14/41	200,000	195,000
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100,000	103,375	(b)
United Mexican States
5.13%	01/15/20	124,000	133,920
6.05%	01/11/40	82,000	87,248
			6,770,031

Municipal Bonds and Notes—0.9%
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,129,000	1,082,327
New Jersey State Turnpike Authority
7.10%	01/01/41	235,000	273,249
7.41%	01/01/40	1,050,000	1,267,392	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	259,792
State of California
5.70%	11/01/21	290,000	305,179
			3,187,939

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	333,269	-	(c,m,o)

Total Bonds and Notes			312,175,711
(Cost $306,670,972)

Other Investments—0.3%

GEI Investment Fund			969,104	(k)
(Cost $959,510)

Total Investments in Securities			313,144,815
(Cost $307,630,482)

Short-Term Investments—22.8%

Short-Term Investments—20.1%
GE Institutional Money Market Fund Investment Class
0.11%			73,789,519	(d,k)

		Principal Amount
Federal Agencies—2.7%
Federal National Mortgage Assoc. Discount Notes
0.07%	09/13/11	$10,000,000	9,999,380	(d)
(Cost $99,998,150)

Total Short-Term Investments	83,788,899
(Cost $83,787,669)

Total Investments	396,933,714
(Cost $391,418,151)

Liabilities in Excess of Other Assets, net—(7.8)%	(28,620,469)

NET ASSETS—100.0%	$368,313,245

Other Information

The Fund had the following long futures contracts open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
2 Yr U.S. Treasury Note Futures	September 2011	207	$45,404,156	$101,008
5 Yr U.S. Treasury Note Futures	September 2011	33	3,933,445	28,932
10 Yr. U.S. Treasury Notes Futures	September 2011	98	11,988,156	(148,016)

				$(18,076)

The Fund had the following short futures contracts open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Ultra long U.S. Treasury Bond Futures	September 2011	13	$(1,641,250)	$19,425

				$1,349

GE Institutional Money Market Fund Schedule of Investments—June 30, 2011 (unaudited)
Short-Term Investments—105.2% †		Principal Amount	Amortized Cost
U.S. Treasuries—10.1%
United States Treasury Bill
0.16%	08/25/11	$13,350,000	$13,346,788	(d)
United States Treasury Note
0.75%	11/30/11	8,250,000	8,268,120
0.88%	01/31/12	11,050,000	11,094,837
1.00%	07/31/11-12/31/11	36,086,100	36,151,664
			68,861,409

U.S. Government Agency Obligations—7.0%
Fannie Mae Discount Notes
0.13%	07/05/11-12/01/11	27,250,000	27,241,428	(d)
Federal Home Loan Bank Discount Notes
0.13%	07/01/11	9,850,000	9,850,000	(d)
Freddie Mac Discount Notes
0.03%	08/10/11	10,350,000	10,349,712	(d)
			47,441,140

Foreign Agencies—1.4%
KFW Group
0.15%	08/19/11	9,650,000	9,648,030	(d)

Commercial Paper—32.4%
Australia & New Zealand Banking Group Ltd
0.25%	11/09/11	11,800,000	11,789,265	(b)
Banco Bilbao Vizcaya Argentaria SA
0.50%	08/12/11	16,700,000	16,690,258	(d)
Commonwealth Bank of Australia
0.27%	05/21/12	20,650,000	20,650,000	(d,i)
Credit Suisse Group AG
0.20%	07/14/11	16,300,000	16,298,823	(d)
European Investment Bank
0.19%	07/08/11	10,000,000	9,999,631	(d)
HSBC Holdings PLC
0.13%	07/13/11	12,150,000	12,149,494	(d)
JPMorgan Chase & Co
0.05%	07/01/11	20,850,000	20,850,000	(d)
Nordea Bank AB
0.21%	07/18/11	9,350,000	9,349,073	(d)
0.23%	12/09/11	12,200,000	12,187,451	(d)
Novartis AG
0.18%	10/11/11	6,050,000	6,046,914	(d)
Procter & Gamble Co
0.08%	07/05/11	15,350,000	15,349,863	(d)
Rabobank Nederland NV NY
0.21%	09/09/11	13,600,000	13,594,447	(d)
Societe Generale
0.47%	07/06/11	9,884,000	9,883,355	(d)
0.54%	08/08/11	10,550,000	10,543,986	(d)
UBS AG
0.32%	12/12/11	9,650,000	9,635,932	(d)

Wal-Mart Stores Inc
0.05%	07/11/11	13,450,000	13,449,813	(d)
Westpac Banking Corp
0.33%	11/07/11	12,550,000	12,535,160	(b)
			221,003,465
Repurchase Agreements—10.6%
Barclays Capital Inc. Gov Agcy Repo
0.02%	07/01/11	19,700,000	19,700,000
Deutsche Bank Securities, Inc. Gov Agcy Repo
0.01%	07/01/11	6,900,000	6,900,000
Goldman Sachs & Co. Gov Agcy Repo
0.02%	07/01/11	21,700,000	21,700,000
HSBC Securities (USA) Inc. Gov Agcy Repo
0.01%	07/01/11	24,360,000	24,360,000
			72,660,000
Certificates of Deposit—32.9%
Abbey National Treasury Services PLC/Stamford CT
0.54%	08/24/11	20,700,000	20,700,000	(i)
Bank of Montreal
0.14%	07/06/11	13,900,000	13,900,000
Bank of Nova Scotia
0.24%	07/01/11	13,650,000	13,650,000
Barclays Bank PLC
0.23%	08/03/11	16,150,000	16,150,000
BNP Paribas
0.45%	07/18/11	19,900,000	19,900,000
Credit Agricole SA
0.35%	11/03/11	19,250,000	19,250,000
Deutsche Bank AG
0.20%	10/17/11	19,400,000	19,400,000
Lloyds Banking Group PLC
0.24%	07/22/11	9,900,000	9,900,000
Rabobank Nederland NV NY
0.31%	10/12/11	11,799,000	11,799,408	(i)
Royal Bank of Canada/New York NY
0.21%	08/26/11	9,133,000	9,133,000	(i)
0.25%	03/12/12	15,100,000	15,100,000	(i)
Svenska Handelsbanken AB
0.18%	09/15/11	13,750,000	13,750,000
0.20%	08/18/11	11,000,000	11,000,037
Toronto Dominion Bank
0.13%	08/05/11	17,300,000	17,300,000
Westpac Banking Corp/NY
0.28%	05/11/12	12,900,000	12,900,000	(i)
			223,832,445
Supranational—3.0%
International Bank for Reconstruction & Development
0.24%	07/13/11	8,173,000	8,173,000	(i)
World Bank Discount Notes
0.04%	07/27/11	12,300,000	12,299,645	(d)
			20,472,645
Corporates—6.4%
Eksportfinans ASA
5.13%	10/26/11	5,700,000	5,786,367

National Australia Bank Ltd
0.37%	07/07/11	4,238,000	4,238,082	(b,i)
Shell International Finance BV
0.28%	09/22/11	21,600,000	21,604,679	(i)
Westpac Banking Corp
0.91%	02/21/12	11,800,000	11,850,354	(b,i)
			43,479,482
Time Deposit—1.4%
State Street Corporation
0.01%	07/01/11	9,436,086	9,436,086	(e)

Total Short-Term Investments			716,834,702
(Cost $716,834,702)

Liabilities in Excess of Other Assets, net—(5.2) %			(35,728,309)

NET ASSETS—100.0%			$681,106,393

GE Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2011 (unaudited)

Common Stock—95.2% †	Number of Shares	Fair Value

Advertising—0.8%
Arbitron Inc.	173,100	$7,154,223

Aerospace & Defense—1.1%
Esterline Technologies Corp.	24,140	1,844,296	(a)
Hexcel Corp.	21,100	461,879	(a)
Moog Inc.	18,514	805,729	(a)
Teledyne Technologies Inc.	138,900	6,995,004	(a)
Triumph Group Inc.	3,991	397,424
		10,504,332

Agricultural Products—1.0%
Darling International Inc.	471,800	8,350,860	(a)
Fresh Del Monte Produce Inc.	25,366	676,511
		9,027,371

Air Freight & Logistics—0.2%
UTi Worldwide Inc.	80,500	1,585,045

Alternative Carriers—0.0%*
Vonage Holdings Corp.	94,600	417,186	(a)

Apparel Retail—1.0%
Aeropostale Inc.	168,400	2,947,000	(a)
American Eagle Outfitters Inc.	108,900	1,388,475
ANN Inc.	15,800	412,380	(a)
Brown Shoe Company Inc.	15,542	165,522
DSW Inc.	10,200	516,222	(a)
Express Inc.	20,400	444,720
Genesco Inc.	21,689	1,129,997	(a)
The Buckle Inc.	57,900	2,472,330
The Cato Corp.	17,400	501,120
		9,977,766

Apparel, Accessories & Luxury Goods—1.1%
Columbia Sportswear Co.	111,848	7,091,163
Maidenform Brands Inc.	118,700	3,283,242	(a)
Movado Group Inc.	18,335	313,712
		10,688,117

Application Software—5.3%
ACI Worldwide Inc.	90,200	3,046,054	(a)
Actuate Corp.	68,700	401,895	(a)
Blackbaud Inc.	210,000	5,821,200
Blackboard Inc.	115,000	4,989,850	(a)
Bottomline Technologies Inc.	147,000	3,632,370	(a)
Concur Technologies Inc.	69,000	3,454,830	(a)
Ebix Inc.	78,900	1,503,045	(a)
Manhattan Associates Inc.	13,700	471,828	(a)
Monotype Imaging Holdings Inc.	35,800	505,854	(a)

NICE Systems Ltd. ADR	85,500	3,108,780	(a)
Parametric Technology Corp.	264,500	6,064,985	(a)
QLIK Technologies Inc.	26,500	902,590	(a)
Quest Software Inc.	55,307	1,257,128	(a)
SolarWinds Inc.	207,700	5,429,278	(a)
Solera Holdings Inc.	31,450	1,860,582
SS&C Technologies Holdings Inc.	232,505	4,619,874	(a)
TeleNav Inc.	52,100	923,733	(a)
Ultimate Software Group Inc.	53,500	2,912,005	(a)
		50,905,881

Asset Management & Custody Banks—1.0%
Affiliated Managers Group Inc.	68,500	6,949,325	(a)
Financial Engines Inc.	80,000	2,073,600	(a)
Janus Capital Group Inc.	46,100	435,184
Pzena Investment Management Inc.	60,200	341,936
		9,800,045

Auto Parts & Equipment—0.4%
Dana Holding Corp.	75,285	1,377,715	(a)
Dorman Products Inc.	4,145	164,059	(a)
Federal-Mogul Corp.	16,950	386,968	(a)
Modine Manufacturing Co.	52,240	802,929	(a)
Spartan Motors Inc.	34,464	186,106
Stoneridge Inc.	53,368	786,644	(a)
Tenneco Inc.	7,750	341,543	(a)
		4,045,964

Automobile Manufacturers—0.3%
Thor Industries Inc.	91,185	2,629,775

Automotive Retail—0.1%
America’s Car-Mart Inc.	29,690	979,770	(a)

Biotechnology—1.1%
Alkermes Inc.	24,100	448,260	(a)
Amylin Pharmaceuticals Inc.	33,600	448,896	(a)
Cubist Pharmaceuticals Inc.	61,500	2,213,385	(a)
Genomic Health Inc.	93,500	2,609,585	(a)
Myriad Genetics Inc.	160,500	3,644,955	(a)
Nabi Biopharmaceuticals	75,900	408,342	(a)
PDL BioPharma Inc.	44,836	263,187
Sciclone Pharmaceuticals Inc.	104,300	629,972	(a)
		10,666,582

Building Products—0.2%
AAON Inc.	24,341	531,597
Apogee Enterprises Inc.	34,465	441,497
Simpson Manufacturing Company Inc.	16,900	504,803
Universal Forest Products Inc.	30,604	733,272
		2,211,169

Casinos & Gaming—0.1%
Ameristar Casinos Inc.	21,100	500,281

Coal & Consumable Fuels—0.6%
James River Coal Co.	272,550	5,674,491	(a)

Commercial Printing—0.1%
Consolidated Graphics Inc.	6,520	358,274	(a)
Multi-Color Corp.	26,300	649,347
		1,007,621

Commodity Chemicals—0.8%
Koppers Holdings Inc.	188,675	7,156,443

Communications Equipment—0.4%
Acme Packet Inc.	5,850	410,261	(a)
ADTRAN Inc.	10,800	418,068
Arris Group Inc.	70,682	820,618	(a)
DG FastChannel Inc.	9,100	291,655	(a)
Netgear Inc.	21,170	925,552	(a)
Plantronics Inc.	12,150	443,839
Riverbed Technology Inc.	11,200	443,408
		3,753,401

Computer & Electronics Retail—0.1%
Systemax Inc.	30,936	462,184	(a)

Computer Storage & Peripherals—0.0%*
QLogic Corp.	24,300	386,856	(a)

Construction & Engineering—2.0%
Chicago Bridge & Iron Company N.V.	183,775	7,148,847
Primoris Services Corp.	44,300	571,470
Quanta Services Inc.	169,000	3,413,800	(a)
URS Corp.	166,950	7,469,343	(a)
		18,603,460

Construction & Farm Machinery & Heavy Trucks—2.4%
AGCO Corp.	138,600	6,841,296	(a)
Astec Industries Inc.	36,337	1,343,742	(a)
Cascade Corp.	50,000	2,378,500
Greenbrier companies Inc.	65,043	1,285,250	(a)
Sauer-Danfoss Inc.	9,200	463,588	(a)
The Toro Co.	5,836	353,078
Trinity Industries Inc.	214,400	7,478,272
WABCO Holdings Inc.	12,900	890,874	(a)
Wabtec Corp.	26,500	1,741,580
		22,776,180

Consumer Electronics—0.0%*
Harman International Industries Inc.	4,729	215,501

Consumer Finance—0.2%
Ezcorp Inc.	21,050	748,854	(a)
First Cash Financial Services Inc.	14,600	613,054	(a)
Nelnet Inc.	20,850	459,951
		1,821,859

Data Processing & Outsourced Services—2.3%
Broadridge Financial Solutions Inc.	267,200	6,431,504
Cardtronics Inc.	187,000	4,385,150	(a)
Global Cash Access Holdings Inc.	353,200	1,123,176	(a)
Jack Henry & Associates Inc.	93,500	2,805,935
NeuStar Inc.	134,000	3,510,800	(a)

TeleTech Holdings Inc.	18,450	388,926	(a)
TNS Inc.	27,335	453,761	(a)
Wright Express Corp.	61,500	3,202,305	(a)
		22,301,557

Distributors—0.9%
LKQ Corp.	344,500	8,988,005	(a)

Diversified Chemicals—0.1%
LSB Industries Inc.	10,300	442,076	(a)
Solutia Inc.	17,400	397,590	(a)
		839,666

Diversified Metals & Mining—0.5%
Compass Minerals International Inc.	43,700	3,761,259
Globe Specialty Metals Inc.	19,900	446,158
Materion Corp.	10,300	380,791	(a)
		4,588,208

Diversified REITs—0.1%
Washington Real Estate Investment Trust	22,194	721,749

Diversified Support Services—0.8%
Copart Inc.	80,000	3,728,000	(a)
Healthcare Services Group Inc.	208,200	3,383,250
Unifirst Corp.	13,755	772,893
		7,884,143

Education Services—1.1%
American Public Education Inc.	53,500	2,381,285	(a)
Bridgepoint Education Inc.	17,300	432,500	(a)
Capella Education Co.	40,000	1,674,000	(a)
K12 Inc.	88,000	2,916,320	(a)
Lincoln Educational Services Corp.	71,520	1,226,568
Strayer Education Inc.	16,000	2,022,240
		10,652,913

Electric Utilities—0.8%
Allete Inc.	23,337	957,750
IDACORP Inc.	138,000	5,451,000
Westar Energy Inc.	31,423	845,593
		7,254,343

Electrical Components & Equipment—1.6%
Acuity Brands Inc.	6,900	384,882
Belden Inc.	12,000	418,320
Brady Corp.	187,984	6,026,767
EnerSys	12,300	423,366	(a)
Franklin Electric Company Inc.	9,800	460,110
Generac Holdings Inc.	19,211	372,693	(a)
II-VI Inc.	23,776	608,666	(a)
LSI Industries Inc.	34,584	274,597
Preformed Line Products Co.	4,995	355,544
Regal-Beloit Corp.	14,767	985,993
Woodward Governor Co.	135,600	4,727,016
		15,037,954

Electronic Components—0.1%
Vishay Intertechnology Inc.	34,400	517,376

Electronic Equipment & Instruments—0.9%
Checkpoint Systems Inc.	15,500	277,140	(a)
Daktronics Inc.	33,166	357,861
Elster Group SE ADR	112,000	1,834,560	(a)
FARO Technologies Inc.	66,500	2,912,700	(a)
National Instruments Corp.	67,000	1,989,230
Rofin-Sinar Technologies Inc.	28,627	977,613	(a)
		8,349,104

Electronic Manufacturing Services—0.6%
Measurement Specialties Inc.	80,093	2,859,320	(a)
Methode Electronics Inc.	70,327	816,496
Multi-Fineline Electronix Inc.	47,549	1,027,534	(a)
Plexus Corp.	18,198	633,472	(a)
		5,336,822

Environmental & Facilities Services—1.1%
ABM Industries Inc.	213,500	4,983,090
Waste Connections Inc.	160,000	5,076,800
		10,059,890

Food Distributors—0.2%
Nash Finch Co.	9,265	331,780
Spartan Stores Inc.	60,900	1,189,377
		1,521,157

Food Retail—0.6%
Ruddick Corp.	133,500	5,812,590

Footwear—1.3%
Deckers Outdoor Corp.	85,700	7,553,598
K-Swiss Inc.	30,853	327,967	(a)
Wolverine World Wide Inc.	108,869	4,545,281
		12,426,846

Gas Utilities—0.2%
South Jersey Industries Inc.	27,128	1,473,322

Healthcare Distributors—0.7%
Owens & Minor Inc.	197,346	6,806,464

Healthcare Equipment—3.2%
Analogic Corp.	6,700	352,353
Arthrocare Corp.	13,800	461,886	(a)
Exactech Inc.	16,285	293,293	(a)
Gen-Probe Inc.	45,500	3,146,325	(a)
Hill-Rom Holdings Inc.	21,127	972,687
Integra LifeSciences Holdings Corp.	100,800	4,819,248	(a)
Masimo Corp.	100,000	2,968,000
Natus Medical Inc.	21,200	321,180	(a)
NuVasive Inc.	139,000	4,570,320	(a)
SonoSite Inc.	80,000	2,813,600	(a)
STERIS Corp.	9,000	314,820
Teleflex Inc.	59,000	3,602,540
Thoratec Corp.	115,400	3,787,428	(a)
Volcano Corp.	53,500	1,727,515	(a)
Zoll Medical Corp.	10,780	610,795	(a)
		30,761,990

Healthcare Facilities—0.4%
National Healthcare Corp.	4,135	204,972
Sun Healthcare Group Inc.	89,463	717,493	(a)
The Ensign Group Inc.	14,000	425,460
VCA Antech Inc.	134,500	2,851,400	(a)
		4,199,325

Healthcare Services—2.2%
Bio-Reference Laboratories Inc.	423,800	8,857,420	(a)
Continucare Corp.	45,170	279,151	(a)
HMS Holdings Corp.	71,800	5,519,266	(a)
Mednax Inc.	93,000	6,713,670	(a)
		21,369,507

Healthcare Supplies—1.1%
Atrion Corp.	950	187,910
Immucor Inc.	95,200	1,943,984	(a)
Meridian Bioscience Inc.	66,500	1,603,315
Merit Medical Systems Inc.	61,533	1,105,748
West Pharmaceutical Services Inc.	130,300	5,701,928
		10,542,885

Healthcare Technology—1.2%
Allscripts Healthcare Solutions Inc.	19,653	381,661	(a)
athenahealth Inc.	40,500	1,664,550	(a)
Computer Programs & Systems Inc.	52,120	3,308,578
MedAssets Inc.	213,500	2,852,360	(a)
Medidata Solutions Inc.	93,500	2,231,845	(a)
Quality Systems Inc.	13,500	1,178,550
		11,617,544

Home Furnishing Retail—0.6%
Aaron’s Inc.	178,114	5,033,502
Pier 1 Imports Inc.	46,550	538,584	(a)
		5,572,086

Home Furnishings—0.0%*
Hooker Furniture Corp.	4,751	42,094

Household Products—0.2%
WD-40 Co.	53,500	2,088,640

Housewares & Specialties—1.2%
Jarden Corp.	217,000	7,488,670
Tupperware Brands Corp.	53,500	3,608,575
		11,097,245

Human Resource & Employment Services—0.1%
GP Strategies Corp.	34,100	465,806	(a)
Korn International	18,500	406,815	(a)
		872,621

Hypermarkets & Super Centers—0.1%
Pricesmart Inc.	11,300	578,899

Industrial Conglomerates— 0.2%
Raven Industries Inc.	26,500	1,476,315

Industrial Machinery—5.0%
Actuant Corp.	46,417	1,245,368
Briggs & Stratton Corp.	20,719	411,479
CIRCOR International Inc.	21,200	907,996
CLARCOR Inc.	133,500	6,311,880
Columbus McKinnon Corp.	33,407	599,990	(a)
EnPro Industries Inc.	27,000	1,297,890	(a)
Flowserve Corp.	41,500	4,560,435
Harsco Corp.	60,600	1,975,560
IDEX Corp.	106,500	4,883,025
Kaydon Corp.	9,150	341,478
Lincoln Electric Holdings Inc.	21,348	765,326
Middleby Corp.	73,700	6,930,748	(a)
Mueller Industries Inc.	59,000	2,236,690
Nordson Corp.	100,250	5,498,713
Robbins & Myers Inc.	40,000	2,114,000
Timken Co.	97,500	4,914,000
Trimas Corp.	80,000	1,980,000	(a)
Valmont Industries Inc.	7,367	710,105
		47,684,683

Industrial REITs—0.2%
DuPont Fabros Technology Inc.	35,191	886,813
First Potomac Realty Trust	45,182	691,736
		1,578,549

Insurance Brokers—0.6%
Arthur J Gallagher & Co.	80,500	2,297,470
Brown & Brown Inc.	134,500	3,451,270
		5,748,740

Internet Software & Services—1.1%
comScore Inc.	133,500	3,457,650	(a)
Constant Contact Inc.	107,000	2,715,660	(a)
Dice Holdings Inc.	33,000	446,160	(a)
Infospace Inc.	54,700	498,864	(a)
Liquidity Services Inc.	21,800	514,698	(a)
LogMeIn Inc.	43,000	1,658,510	(a)
Monster Worldwide Inc.	26,900	394,354	(a)
ValueClick Inc.	25,500	423,300	(a)
		10,109,196

Investment Banking & Brokerage—0.9%
BGC Partners Inc.	55,244	427,036
GFI Group Inc.	354,500	1,627,155
Piper Jaffray companies	22,887	659,374	(a)
Raymond James Financial Inc.	179,700	5,777,355
Stifel Financial Corp.	14,919	534,995	(a)
		9,025,915

IT Consulting & Other Services—0.0%*
Unisys Corp.	9,900	254,430	(a)

Leisure Products—0.8%
Brunswick Corp.	16,811	342,944
Polaris Industries Inc.	66,275	7,367,792
		7,710,736

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	35,045	445,422
Delphi Financial Group Inc.	19,635	573,538
		1,018,960

Life Sciences Tools & Services—2.2%
Bio-Rad Laboratories Inc.	34,500	4,117,920	(a)
Bruker Corp.	362,559	7,381,701	(a)
ICON PLC ADR	164,200	3,868,552	(a)
Luminex Corp.	139,000	2,905,100	(a)
Techne Corp.	35,000	2,917,950
		21,191,223

Managed Healthcare—1.6%
AMERIGROUP Corp.	12,250	863,257	(a)
Centene Corp.	199,900	7,102,447	(a)
Metropolitan Health Networks Inc.	46,363	222,079	(a)
Molina Healthcare Inc.	249,421	6,764,298
		14,952,081

Metal & Glass Containers—1.1%
AEP Industries Inc.	18,297	534,089	(a)
Aptargroup Inc.	107,000	5,600,380
Myers Industries Inc.	35,807	368,096
Silgan Holdings Inc.	93,000	3,810,210
		10,312,775

Multi-Line Insurance—0.8%
HCC Insurance Holdings Inc.	233,700	7,361,550
Horace Mann Educators Corp.	32,198	502,611
		7,864,161

Multi-Sector Holdings—0.0%*
Compass Diversified Holdings	23,421	386,212

Multi-Utilities—1.0%
Avista Corp.	44,379	1,140,097
Black Hills Corp.	22,671	682,170
OGE Energy Corp.	147,400	7,417,168
		9,239,435

Office Electronics—0.4%
Zebra Technologies Corp.	87,200	3,677,224	(a)

Office REITs—1.6%
BioMed Realty Trust Inc.	329,357	6,336,829
Coresite Realty Corp.	101,700	1,667,880
Digital Realty Trust Inc.	109,500	6,764,910
Lexington Realty Trust	48,819	445,717
		15,215,336

Office Services & Supplies—0.3%
Herman Miller Inc.	50,200	1,366,444
Kimball International Inc.	25,981	167,058
Knoll Inc.	23,485	471,344
Steelcase Inc.	39,700	452,183
		2,457,029

Oil & Gas Drilling—0.4%
Pioneer Drilling Co.	254,600	3,880,104	(a)

Oil & Gas Equipment & Services—2.1%
Dawson Geophysical Co.	27,537	940,389	(a)
Dril-Quip Inc.	21,800	1,478,694	(a)
Hornbeck Offshore Services Inc.	9,950	273,625	(a)
Oil States International Inc.	121,600	9,717,056	(a)
RPC Inc.	13,125	322,087
Superior Energy Services Inc.	134,500	4,995,330	(a)
Tetra Technologies Inc.	213,500	2,717,855	(a)
		20,445,036

Oil & Gas Exploration & Production—3.5%
Bill Barrett Corp.	17,573	814,509	(a)
Brigham Exploration Co.	86,250	2,581,463	(a)
Carrizo Oil & Gas Inc.	12,930	539,827	(a)
Clayton Williams Energy Inc.	5,000	300,250	(a)
Contango Oil & Gas Co.	6,800	397,392
Energy XXI Bermuda Ltd.	14,600	485,012	(a)
GMX Resources Inc.	88,224	392,597	(a)
Gulfport Energy Corp.	102,400	3,040,256	(a)
HollyFrontier Corp.	9,300	645,420
Kodiak Oil & Gas Corp.	39,516	228,007	(a)
Northern Oil and Gas Inc.	133,500	2,957,025	(a)
Oasis Petroleum Inc.	99,600	2,956,128	(a)
Petroleum Development Corp.	6,324	189,151	(a)
Petroquest Energy Inc.	57,600	404,352	(a)
Resolute Energy Corp.	160,000	2,585,600	(a)
Rosetta Resources Inc.	64,600	3,329,484	(a)
SandRidge Energy Inc.	269,000	2,867,540	(a)
SM Energy Co.	95,900	7,046,732
Stone Energy Corp.	18,800	571,332	(a)
Venoco Inc.	17,700	225,498	(a)
W&T Offshore Inc.	18,300	477,996
		33,035,571

Oil & Gas Refining & Marketing—0.1%
Western Refining Inc.	29,709	536,842	(a)

Packaged Foods & Meats—3.7%
Flowers Foods Inc.	282,000	6,215,280
Lancaster Colony Corp.	90,500	5,504,210
Sanderson Farms Inc.	97,624	4,664,475
Smart Balance Inc.	213,500	1,105,930	(a)
Smithfield Foods Inc.	433,000	9,469,710	(a)
Snyders-Lance Inc.	200,500	4,336,815
TreeHouse Foods Inc.	80,000	4,368,800	(a)
		35,665,220

Paper Packaging—0.7%
Packaging Corporation of America	251,000	7,025,490

Paper Products—0.1%
Buckeye Technologies Inc.	17,712	477,870
Clearwater Paper Corp.	3,600	245,808	(a)
Neenah Paper Inc.	15,362	326,903
		1,050,581

Personal Products—0.0%*
Revlon Inc.	19,900	334,320

Pharmaceuticals—0.4%
Akorn Inc.	80,499	563,493	(a)
Hi-Tech Pharmacal Company Inc.	31,231	903,513	(a)
Obagi Medical Products Inc.	36,500	344,195	(a)
Par Pharmaceutical Companies Inc.	23,480	774,370	(a)
Salix Pharmaceuticals Ltd.	11,500	458,045	(a)
The Medicines Co.	25,050	413,575	(a)
		3,457,191
Precious Metals & Minerals—0.1%
Coeur d’Alene Mines Corp.	17,000	412,420	(a)
Stillwater Mining Co.	20,600	453,406	(a)
		865,826
Property & Casualty Insurance—1.8%
Allied World Assurance Company Holdings Ltd.	99,000	5,700,420
American Safety Insurance Holdings Ltd.	33,731	645,611	(a)
Amtrust Financial Services Inc.	32,600	742,628
Argo Group International Holdings Ltd.	65,069	1,933,851
Aspen Insurance Holdings Ltd.	147,000	3,782,310
The Navigators Group Inc.	80,500	3,783,500	(a)
Tower Group Inc.	28,368	675,726
		17,264,046
Publishing—1.3%
John Wiley & Sons Inc.	157,600	8,196,776
Meredith Corp.	13,400	417,142
Morningstar Inc.	67,000	4,072,260
		12,686,178
Rail Roads—0.9%
Genesee & Wyoming Inc.	143,200	8,397,248	(a)

Regional Banks—3.9%
BancorpSouth Inc.	29,623	367,621
Bank of the Ozarks Inc.	15,950	830,357
Banner Corp.	17,816	311,780
Camden National Corp.	8,148	267,336
Cardinal Financial Corp.	20,440	223,818
CoBiz Financial Inc.	29,020	189,791
Cullen Frost Bankers Inc.	73,000	4,150,050
East West Bancorp Inc.	46,241	934,531
First Horizon National Corp.	41,649	397,331
Fulton Financial Corp.	133,000	1,424,430
Glacier Bancorp Inc.	14,681	197,900
Great Southern Bancorp Inc.	17,179	325,542
Hancock Holding Co.	14,472	448,343
Home Bancshares Inc.	13,206	312,190
Iberiabank Corp.	17,211	992,042
Independent Bank Corp.	66,500	1,745,625
Lakeland Financial Corp.	17,646	392,800

National Penn Bancshares Inc.	31,431	249,248
Old National Bancorp	30,178	325,922
PacWest BanCorp.	31,915	656,492
Prosperity Bancshares Inc.	116,443	5,102,532
Sandy Spring Bancorp Inc.	18,111	325,817
Southwest Bancorp Inc.	40,590	397,376
Sterling Bancorp	71,188	675,574
Susquehanna Bancshares Inc.	66,206	529,648
SVB Financial Group	83,000	4,955,930	(a)
UMB Financial Corp.	146,500	6,135,420
Umpqua Holdings Corp.	64,374	744,807
Westamerica Bancorp.	54,100	2,664,425
Wintrust Financial Corp.	14,599	469,796
		36,744,474

Reinsurance—0.0%*
Maiden Holdings Ltd.	51,732	470,761

Research & Consulting Services—0.4%
CoStar Group Inc.	42,500	2,519,400	(a)
ICF International Inc.	14,380	364,964	(a)
Resources Connection Inc.	64,300	774,172
The Corporate Executive Board Co.	11,100	484,515
		4,143,051

Residential REITs—0.1%
Equity Lifestyle Properties Inc.	7,500	468,300
Mid-America Apartment Communities Inc.	11,291	761,804
		1,230,104

Restaurants—1.0%
Buffalo Wild Wings Inc.	7,300	484,063	(a)
Cracker Barrel Old Country Store Inc.	143,300	7,066,123
Domino’s Pizza Inc.	17,900	451,796	(a)
Einstein Noah Restaurant Group Inc.	22,400	335,328
The Wendy’s Co.	271,900	1,378,533
		9,715,843

Retail REITs—0.0%*
Ramco-Gershenson Properties Trust	17,945	222,159

Security & Alarm Services—0.4%
The Brink’s Co.	123,600	3,686,988

Semiconductor Equipment—0.5%
MKS Instruments Inc.	13,438	355,032
Rudolph Technologies Inc.	391,015	4,187,771	(a)
		4,542,803

Semiconductors—1.7%
Alpha & Omega Semiconductor Ltd.	34,500	457,125	(a)
Diodes Inc.	32,290	842,769	(a)
Fairchild Semiconductor International Inc.	57,214	956,046	(a)
Hittite Microwave Corp.	18,500	1,145,335	(a)
Integrated Device Technology Inc.	79,612	625,750	(a)
Intersil Corp.	38,000	488,300
IXYS Corp.	29,912	448,082	(a)
Lattice Semiconductor Corp.	67,700	441,404	(a)

Microsemi Corp.	260,200	5,334,100	(a)
Pericom Semiconductor Corp.	33,201	296,817	(a)
RF Micro Devices Inc.	92,945	568,823	(a)
Semtech Corp.	144,400	3,947,896	(a)
Standard Microsystems Corp.	36,385	982,031	(a)
		16,534,478

Soft Drinks—0.1%
Coca-Cola Bottling Company Consolidated	7,400	500,684
National Beverage Corp.	21,100	309,115
		809,799

Specialized Consumer Services—0.2%
Matthews International Corp.	48,500	1,947,275

Specialized Finance—0.1%
Interactive Brokers Group Inc.	25,900	405,335
NewStar Financial Inc.	66,322	708,319	(a)
		1,113,654

Specialized REITs—1.4%
DiamondRock Hospitality Co.	58,287	625,420
Healthcare Realty Trust Inc.	214,000	4,414,820
Hersha Hospitality Trust	94,360	525,585
National Health Investors Inc.	10,747	477,489
Omega Healthcare Investors Inc.	238,100	5,002,481
Sabra Healthcare REIT Inc.	75,300	1,258,263
Summit Hotel Properties Inc.	56,997	646,916
		12,950,974

Specialty Chemicals—2.2%
Arch Chemicals Inc.	206,850	7,123,914
Ferro Corp.	26,300	353,472	(a)
HB Fuller Co.	43,953	1,073,332
Minerals Technologies Inc.	6,450	427,571
Rockwood Holdings Inc.	8,600	475,494	(a)
Sensient Technologies Corp.	303,901	11,265,610
Stepan Co.	9,490	672,841
		21,392,234

Specialty Stores—0.8%
Cabela’s Inc.	20,814	565,100	(a)
Tractor Supply Co.	109,525	7,325,032
		7,890,132

Steel—0.7%
Carpenter Technology Corp.	24,853	1,433,521
Commercial Metals Co.	299,500	4,297,825
Schnitzer Steel Industries Inc.	9,196	529,690
		6,261,036

Systems Software—1.2%
Fortinet Inc.	21,400	584,006
MICROS Systems Inc.	148,200	7,367,022	(a)
Progress Software Corp.	150,004	3,619,596
		11,570,624

Technology Distributors—0.3%
Anixter International Inc.	6,200	405,108
Insight Enterprises Inc.	22,550	399,361	(a)
Scansource Inc.	21,086	790,303	(a)
Tech Data Corp.	19,211	939,226	(a)
		2,533,998

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	24,225	642,932
Northwest Bancshares Inc.	60,140	756,561
Washington Federal Inc.	56,571	929,462
		2,328,955

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	62,570	1,238,260

Trading Companies & Distributors—1.0%
Applied Industrial Technologies Inc.	168,400	5,996,724
DXP Enterprises Inc.	15,050	381,517	(a)
RSC Holdings Inc.	148,500	1,776,060	(a)
TAL International Group Inc.	13,050	450,616
Watsco Inc.	6,600	448,734
		9,053,651

Trucking—1.4%
Knight Transportation Inc.	23,200	394,168
Landstar System Inc.	93,500	4,345,880
Marten Transport Ltd.	33,667	727,207
Old Dominion Freight Line Inc.	191,950	7,159,735
Werner Enterprises Inc.	17,200	430,860
		13,057,850

Wireless Telecommunication Services—0.0%*
NTELOS Holdings Corp.	22,100	451,282

Total Common Stock		906,703,486
(Cost $743,300,606)

Other Investments—0.0%*
GEI Investment Fund		71,591	(k)
(Cost $70,882)

Total Investments in Securities		906,775,077
(Cost $743,371,488)

Short-Term Investments—4.8%
GE Institutional Money Market Fund Investment Class
0.11%		45,714,872	(d,k)
(Cost $45,714,872)

Total Investments		952,489,949
(Cost $789,086,360)

Liabilities in Excess of Other Assets, net—(0.0)%*		(12,835)

NET ASSETS—100.0%		$952,477,114

Other Information

The Fund had the following long future contracts open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	September 2011	56	$4,622,240	$203,792

GE Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2011 (unaudited)

Domestic Equity—36.1% †	Number of Shares	Fair Value
Advertising—0.5%
Omnicom Group Inc.	73,035	$3,517,365

Aerospace & Defense—1.0%
Alliant Techsystems Inc.	10,585	755,028
General Dynamics Corp.	2,832	211,041
Hexcel Corp.	47,002	1,028,874	(a)
Honeywell International Inc.	55,048	3,280,311
Rockwell Collins Inc.	22,316	1,376,674
United Technologies Corp.	5,634	498,665
		7,150,593

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	33,983	1,024,587

Air Freight & Logistics—0.2%
FedEx Corp.	10,195	966,996
United Parcel Service Inc.	1,469	107,134
UTi Worldwide Inc.	18,752	369,227
		1,443,357

Apparel Retail—0.1%
Urban Outfitters Inc.	19,906	560,354	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	21,447	1,371,107

Application Software—0.2%
Blackboard Inc.	9,083	394,111	(a)
Citrix Systems Inc.	15,225	1,218,000	(a)
SuccessFactors Inc.	6,757	198,656	(a)
		1,810,767

Asset Management & Custody Banks—1.3%
Affiliated Managers Group Inc.	12,324	1,250,270	(a)
Ameriprise Financial Inc.	34,668	1,999,651
Invesco Ltd.	93,922	2,197,775
State Street Corp.	61,671	2,780,746	(e)
The Bank of New York Mellon Corp.	41,628	1,066,509
		9,294,951

Automotive Retail—0.1%
O’Reilly Automotive Inc.	16,029	1,050,060	(a)

Biotechnology—1.2%
Alexion Pharmaceuticals Inc.	16,322	767,624
Amgen Inc.	41,693	2,432,787	(a,h)
Gilead Sciences Inc.	87,498	3,623,293	(a)
Human Genome Sciences Inc.	23,344	572,862	(a)
Incyte Corp Ltd.	23,498	445,052	(a)
Vertex Pharmaceuticals Inc.	19,834	1,031,170	(a)
		8,872,788

Broadcasting—0.1%
Discovery Communications Inc. (Class A)	6,016	246,415	(a)
Discovery Communications Inc. (Class C)	10,085	368,607	(a)
		615,022

Cable & Satellite—0.4%
DIRECTV	26,531	1,348,305	(a)
Liberty Global Inc.	29,554	1,261,956	(a)
Sirius XM Radio Inc.	35,437	77,607	(a)
		2,687,868

Casinos & Gaming—0.1%
Penn National Gaming Inc.	23,693	955,776	(a)

Coal & Consumable Fuels—0.3%
Peabody Energy Corp.	36,936	2,175,899

Communications Equipment—1.0%
Cisco Systems Inc.	145,567	2,272,301	(h)
Juniper Networks Inc.	28,682	903,483	(a)
QUALCOMM Inc.	73,878	4,195,531	(h)
		7,371,315

Computer Hardware—0.6%
Apple Inc.	11,770	3,950,836	(a)
Hewlett-Packard Co.	19,235	700,154
		4,650,990

Computer Storage & Peripherals—0.1%
Synaptics Inc.	30,963	796,988	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	35,125	709,525	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	5,179	535,975
Deere & Co.	15,783	1,301,309
		1,837,284

Consumer Finance—0.2%
American Express Co.	32,321	1,670,996
Discover Financial Services	2,832	75,756
		1,746,752

Data Processing & Outsourced Services—0.7%
Automatic Data Processing Inc.	6,036	317,976
The Western Union Co.	137,701	2,758,151
Visa Inc.	19,702	1,660,091
		4,736,218

Department Stores—0.1%
Macy’s Inc.	24,071	703,836

Distributors—0.0%*
Genuine Parts Co.	6,531	355,286

Diversified Chemicals—0.1%
EI du Pont de Nemours & Co.	7,537	407,375

Diversified Financial Services—1.3%
Bank of America Corp.	127,100	1,393,016
Citigroup Inc.	13,026	542,403
Comerica Inc.	21,284	735,788
JPMorgan Chase & Co.	116,264	4,759,848
US BanCorp	18,974	484,026
Wells Fargo & Co.	61,376	1,722,211
		9,637,292

Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	20,449	1,081,752
Molycorp Inc.	5,429	331,495	(a)
		1,413,247

Drug Retail—0.1%
CVS Caremark Corp.	15,576	585,346

Electric Utilities—0.6%
FirstEnergy Corp.	5,381	237,571
ITC Holdings Corp.	28,537	2,048,101
NextEra Energy Inc.	24,846	1,427,651
Southern Co.	18,713	755,631
		4,468,954

Electrical Components & Equipment—0.4%
Cooper Industries PLC	32,831	1,959,026
Emerson Electric Co.	13,079	735,694
		2,694,720

Electronic Components—0.1%
Corning Inc.	35,723	648,372

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	13,211	429,357	(a)
Monsanto Co.	32,449	2,353,850
The Mosaic Co.	3,184	215,652
		2,998,859

Food Distributors—0.0%*
Sysco Corp.	11,067	345,069

General Merchandise Stores—0.3%
Target Corp.	46,775	2,194,215

Healthcare Distributors—0.1%
Cardinal Health Inc.	8,778	398,697

Healthcare Equipment—0.8%
Covidien PLC	72,790	3,874,612
Gen-Probe Inc.	6,467	447,193	(a)
Masimo Corp.	33,063	981,310
ResMed Inc.	22,659	701,296
		6,004,411

Healthcare Facilities—0.1%
HCA Holdings Inc.	19,823	654,159	(a)

Healthcare Services—0.6%
Catalyst Health Solutions Inc.	23,722	1,324,162	(a)
Express Scripts Inc.	40,851	2,205,137	(a)
Omnicare Inc.	35,964	1,146,892
		4,676,191

Healthcare Technology—0.1%
MedAssets Inc.	33,375	445,890	(a)

Home Building—0.1%
MDC Holdings Inc.	21,490	529,514

Home Entertainment Software—0.1%
Activision Blizzard Inc.	79,288	926,084

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	20,577	1,201,079	(a,h)

Home Improvement Retail—0.4%
Home Depot Inc.	14,085	510,159
Lowe’s companies Inc.	90,770	2,115,849
		2,626,008

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	15,535	584,582
Royal Caribbean Cruises Ltd.	20,189	759,914	(a)
		1,344,496

Household Products—0.6%
Clorox Co.	25,457	1,716,820
Kimberly-Clark Corp.	7,971	530,550
The Procter & Gamble Co.	36,322	2,308,989
		4,556,359

Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	8,196	435,535

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	47,509	766,320	(a)
The AES Corp.	159,829	2,036,221	(a)
		2,802,541

Industrial Gases—0.4%
Praxair Inc.	24,951	2,704,440

Industrial Machinery—0.3%
Eaton Corp.	17,530	901,918
Harsco Corp.	44,200	1,440,920
		2,342,838

Integrated Oil & Gas —1.3%
Chevron Corp.	35,548	3,655,756
ConocoPhillips	16,500	1,240,635
Exxon Mobil Corp.	34,299	2,791,252	(h)
Marathon Oil Corp.	15,575	820,491
Occidental Petroleum Corp.	11,124	1,157,341
		9,665,475

Integrated Telecommunication Services—0.6%
AT&T Inc.	71,941	2,259,666
Verizon Communications Inc.	48,470	1,804,538
Windstream Corp.	15,304	198,340
		4,262,544

Internet Retail—0.1%
Amazon.com Inc.	1,895	387,509	(a)
HomeAway Inc.	1,719	66,525	(a)
		454,034

Internet Software & Services—0.7%
Equinix Inc.	18,632	1,882,204	(a)
Google Inc.	4,083	2,067,550
MercadoLibre Inc.	9,488	752,778
Monster Worldwide Inc.	40,969	600,606	(a)
		5,303,138

Investment Banking & Brokerage—0.4%
Morgan Stanley	30,227	695,523
The Goldman Sachs Group Inc.	14,595	1,942,449
		2,637,972

IT Consulting & Other Services—0.7%
International Business Machines Corp.	27,612	4,736,839	(h)

Life & Health Insurance—0.5%
MetLife Inc.	35,808	1,570,897
Prudential Financial Inc.	34,520	2,195,127
		3,766,024

Life Sciences Tools & Services—0.8%
Covance Inc.	15,153	899,634	(a)
Illumina Inc.	17,994	1,352,249	(a)
Mettler-Toledo International Inc.	6,467	1,090,789	(a)
PerkinElmer Inc.	14,880	400,421
Thermo Fisher Scientific Inc.	36,832	2,371,612	(a)
		6,114,705

Movies & Entertainment—0.8%
Liberty Media Corporation—Capital	6,081	521,446	(a)
News Corp.	84,636	1,498,057
The Walt Disney Co.	24,071	939,732
Time Warner Inc.	78,435	2,852,681
		5,811,916

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	21,523	567,561
HCC Insurance Holdings Inc.	48,904	1,540,476
		2,108,037

Multi-Utilities—0.3%
Dominion Resources Inc.	46,137	2,227,033
Xcel Energy Inc.	9,542	231,871
		2,458,904

Office REITs—0.1%
Douglas Emmett Inc.	29,309	582,956
SL Green Realty Corp.	6,121	507,247
		1,090,203

Oil & Gas Drilling—0.1%
Noble Corp.	18,797	740,790

Oil & Gas Equipment & Services—1.3%
Dresser-Rand Group Inc.	19,055	1,024,206	(a)
Halliburton Co.	22,461	1,145,511
McDermott International Inc.	24,224	479,877	(a)
National Oilwell Varco Inc.	7,080	553,727
Schlumberger Ltd.	61,758	5,335,890	(h)
Weatherford International Ltd.	37,050	694,687	(a)
		9,233,898

Oil & Gas Exploration & Production—1.0%
Apache Corp.	26,407	3,258,359
Devon Energy Corp.	5,664	446,380
Petrohawk Energy Corp.	32,946	812,778	(a)
Pioneer Natural Resources Co.	8,744	783,200
Quicksilver Resources Inc.	36,285	535,567	(a)
Southwestern Energy Co.	23,486	1,007,080	(a)
Ultra Petroleum Corp.	7,826	358,431	(a)
		7,201,795

Oil & Gas Storage & Transportation—0.3%
El Paso Corp.	84,117	1,699,163
Spectra Energy Corp.	30,510	836,279
		2,535,442

Packaged Foods & Meats—0.8%
ConAgra Foods Inc.	22,655	584,726
Kellogg Co.	7,646	422,977
Kraft Foods Inc.	95,974	3,381,164
McCormick & Company Inc.	13,319	660,223
Mead Johnson Nutrition Co.	9,313	629,093
		5,678,183

Personal Products—0.1%
Avon Products Inc.	18,985	531,580

Pharmaceuticals—1.5%
Abbott Laboratories	5,433	285,884
Bristol-Myers Squibb Co.	62,146	1,799,748
Hospira Inc.	27,602	1,563,929	(a)
Johnson & Johnson	46,489	3,092,449
Merck & Company Inc.	16,617	586,414
Pfizer Inc.	189,500	3,903,700
		11,232,124

Precious Metals & Minerals—0.0%*
Stillwater Mining Co.	16,287	358,477	(a)

Property & Casualty Insurance—0.7%
ACE Ltd.	52,737	3,471,150
Chubb Corp.	16,992	1,063,869
The Travelers companies Inc.	8,653	505,162
		5,040,181

Rail Roads—0.1%
Union Pacific Corp.	9,324	973,425

Real Estate Services—0.2%
CB Richard Ellis Group Inc. (REIT)	60,845	1,527,818	(a)

Regional Banks—0.1%
Zions Bancorp.	20,522	492,733

Reinsurance—0.2%
PartnerRe Ltd.	12,706	874,808
RenaissanceRe Holdings Ltd.	4,248	297,148
		1,171,956

Research & Consulting Services—0.3%
FTI Consulting Inc.	10,676	405,047	(a)
IHS Inc.	12,119	1,010,967	(a)
Nielsen Holdings N.V.	31,151	970,665	(a)
		2,386,679

Restaurants—0.2%
McDonald’s Corp.	13,280	1,119,770

Security & Alarm Services—0.2%
Corrections Corporation of America	74,576	1,614,571	(a)

Semiconductor Equipment—0.1%
Applied Materials Inc.	18,124	235,793
KLA-Tencor Corp.	14,905	603,354
		839,147

Semiconductors—0.9%
Cree Inc.	9,591	322,162	(a)
Hittite Microwave Corp.	16,831	1,042,007	(a)
Intel Corp.	80,930	1,793,409	(h)
Marvell Technology Group Ltd.	51,962	767,219	(a)
Microchip Technology Inc.	22,908	868,442
Texas Instruments Inc.	51,049	1,675,938
		6,469,177

Soft Drinks—0.9%
Coca-Cola Enterprises Inc.	24,775	722,934
PepsiCo Inc.	80,473	5,667,714	(h)
		6,390,648

Specialized Finance—0.4%
CBOE Holdings Inc.	18,991	467,179
CME Group Inc.	6,591	1,921,870
MSCI Inc.	12,694	478,310	(a)
		2,867,359

Specialized REITs—0.1%
Healthcare Inc.	6,238	327,058
Public Storage	3,018	344,082
Rayonier Inc.	3,132	204,676
		875,816

Specialty Chemicals—0.2%
Albemarle Corp.	2,545	176,114
Cytec Industries Inc.	8,488	485,429
Nalco Holding Co.	24,464	680,343
		1,341,886

Specialty Stores—0.1%
Dick’s Sporting Goods Inc.	7,088	272,534	(a)
Staples Inc.	19,492	307,974
		580,508

Steel—0.6%
Allegheny Technologies Inc.	59,224	3,758,948
Cliffs Natural Resources Inc.	1,665	153,929
Steel Dynamics Inc.	20,313	330,086
		4,242,963

Systems Software—1.1%
Microsoft Corp.	166,930	4,340,180	(h)
Oracle Corp.	69,379	2,283,263
Rovi Corp.	28,148	1,614,569	(a)
		8,238,012

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	14,969	397,277
People’s United Financial Inc.	74,350	999,264
		1,396,541

Tobacco—0.1%
Philip Morris International Inc.	12,634	843,572

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	13,129	870,584

Water Utilities—0.0%*
American Water Works Company Inc.	8,854	260,750

Wireless Telecommunication Services—0.7%
American Tower Corp.	40,479	2,118,266	(a)
NII Holdings Inc.	63,833	2,705,243	(a)
		4,823,509

Total Domestic Equity		262,770,064
(Cost $227,250,976)

Foreign Equity—25.4%

Common Stock—24.8%

Aerospace & Defense—0.7%
CAE Inc.	69,878	941,988
European Aeronautic Defence and Space Company N.V.	41,638	1,393,312
Safran S.A.	57,924	2,473,242
		4,808,542

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	143,752	152,412
Cosan SA Industria e Comercio	16,798	264,510
		416,922

Airlines—0.1%
International Consolidated Airlines Group S.A.	140,340	571,609	(a)

Apparel Retail—0.1%
Belle International Holdings Ltd.	30,009	63,248
Esprit Holdings Ltd.	252,404	784,987
		848,235

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	15,956	1,265,418
China Dongxiang Group Co.	629,238	199,739
Ports Design Ltd.	71,677	169,492
		1,634,649

Application Software—0.3%
Autonomy Corporation PLC	37,540	1,028,785	(a)
SAP AG	20,897	1,264,920
		2,293,705

Auto Parts & Equipment—0.0%*
Exide Industries Ltd.	30,178	109,330

Automobile Manufacturers—0.8%
Daimler AG	12,881	969,259
Hyundai Motor Co.	4,395	975,614
Kia Motors Corp.	1,950	132,052
Mahindra & Mahindra Ltd.	6,010	94,111
Suzuki Motor Corp.	116,999	2,614,948
Toyota Motor Corp.	28,080	1,147,400
		5,933,384

Brewers—0.0%*
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,265	138,742
Carlsberg A/S	932	101,359
		240,101

Broadcasting—0.1%
Grupo Televisa S.A. ADR	7,134	175,496
Zee Entertainment Enterprises Ltd.	81,815	247,078
		422,574

Building Products—0.2%
Daikin Industries Ltd.	33,000	1,159,658

Casinos & Gaming—0.0%*
Genting Bhd	76,999	286,116

Coal & Consumable Fuels—0.1%
Adaro Energy Tbk PT	548,348	156,662
Paladin Energy Ltd.	138,710	374,227	(a)
		530,889

Communications Equipment—0.2%
HTC Corp.	5,142	172,931
Telefonaktiebolaget LM Ericsson	92,670	1,339,372
		1,512,303
Construction & Engineering—0.4%
China State Construction International Holdings Ltd.	318,863	323,729
Doosan Heavy Industries and Construction Company Ltd.	2,937	155,426
Larsen & Toubro Ltd.	31,086	1,274,037
Vinci S.A.	20,028	1,282,590
		3,035,782
Construction & Farm Machinery & Heavy Trucks—0.1%
First Tractor Company Ltd.	146,560	182,323
Sany Heavy Equipment International Holdings Company Ltd.	355,071	404,752
United Tractors Tbk PT	82,406	239,276
		826,351
Department Stores—0.0%*
Golden Eagle Retail Group Ltd.	33,000	83,971

Distillers & Vintners—0.3%
Diageo PLC	95,979	1,961,560
Diageo PLC ADR	4,116	336,977
		2,298,537
Diversified Capital Markets—0.2%
Credit Suisse Group AG	41,846	1,625,136

Diversified Financial Services—2.8%
Axis Bank Ltd.	8,299	238,467
Banco Santander Brasil S.A.	55,773	653,318
Banco Santander S.A.	176,901	2,042,348
Bank of China Ltd.	2,546,987	1,243,829
Bank Rakyat Indonesia Persero Tbk PT	404,998	306,978
BNP Paribas	54,317	4,191,940
Grupo Financiero Banorte SAB de C.V.	35,218	159,649
HSBC Holdings PLC	362,423	3,598,175
ICICI Bank Ltd.	53,335	1,301,385
ING Groep N.V.	107,978	1,328,968	(a)
Kasikornbank PCL	68,034	276,786
KB Financial Group Inc.	2,246	106,236
Lloyds Banking Group PLC	1,607,252	1,264,378	(a)
Metropolitan Bank & Trust	127,987	206,740
Standard Bank Group Ltd.	12,189	179,751
UniCredit S.p.A.	851,738	1,802,942
United Overseas Bank Ltd.	94,165	1,509,586
VTB Bank OJSC GDR	23,388	144,187	(a)
		20,555,663
Diversified Metals & Mining—1.5%
Anglo American PLC	5,080	251,807
Antofagasta PLC	27,992	626,460
BHP Billiton PLC	81,987	3,227,472
Eurasian Natural Resources Corporation PLC	33,858	424,803
First Quantum Minerals Ltd.	1,300	189,417
Lynas Corporation Ltd.	630,546	1,204,343
New World Resources PLC	7,476	109,821
Rio Tinto PLC	59,765	4,308,624
Xstrata PLC	18,334	403,692
		10,746,439

Diversified Real Estate Activities—0.3%
Mitsubishi Estate Company Ltd. (REIT)	23,000	400,421
Sumitomo Realty & Development Company Ltd. (REIT)	49,000	1,085,451
Wharf Holdings Ltd.	128,986	895,961
		2,381,833

Diversified Support Services—0.2%
Aggreko PLC	13,866	429,418	(a)
Brambles Ltd.	130,222	1,006,581
		1,435,999

Education Services—0.0%*
Zee Learn Ltd.**	1	—	(a)

Electric Utilities—0.1%
Farglory Land Development Company Ltd. GDR	5,377	155,683
Power Grid Corporation of India Ltd.	264,579	649,869
Reliance Infrastructure Ltd.	23,280	278,850	(a)
		1,084,402

Electrical Components & Equipment—0.2%
Schneider Electric S.A.	5,847	976,581
Zhuzhou CSR Times Electric Company Ltd.	64,559	217,375
		1,193,956

Electronic Components—0.2%
Delta Electronics Inc.	453,343	1,665,106

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	22,094	117,098	(a)
Wasion Group Holdings Ltd.	117,451	55,093
		172,191

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	103,694	355,592

Fertilizers & Agricultural Chemicals—0.9%
Potash Corporation of Saskatchewan Inc. ††	9,061	516,386
Potash Corporation of Saskatchewan Inc. ††	53,219	3,037,305
Sociedad Quimica y Minera de Chile S.A. ADR	7,024	454,593
Syngenta AG	6,593	2,222,201
		6,230,485

Food Distributors—0.0%*
Bizim Toptan Satis Magazalari AS	4,605	73,725

Food Retail—0.3%
Koninklijke Ahold N.V.	33,983	456,538
Magnit OJSC GDR	5,898	185,138	(a)
Shoprite Holdings Ltd.	13,842	207,865
Tesco PLC	178,802	1,153,972
		2,003,513

Gold—0.2%
Kinross Gold Corp.	71,794	1,132,963

Healthcare Distributors—0.0%*
Sinopharm Group Co.	7,636	25,613

Healthcare Services—0.3%
Diagnosticos da America S.A.	12,300	165,338
Fresenius SE & Company KGAA	17,089	1,783,410
		1,948,748

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	26,927	2,183,512
Shandong Weigao Group Medical Polymer Company Ltd.	103,083	149,433
		2,332,945

Heavy Electrical Equipment—0.0%*
Dongfang Electric Corporation Ltd.	32,000	118,233

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	11,621	519,530
Minor International PCL	292,900	108,676
		628,206

Household Appliances—0.0%*
Techtronic Industries Co.	112,999	134,764

Household Products—0.6%
Reckitt Benckiser Group PLC	38,641	2,134,046
Unicharm Corp.	44,100	1,916,679
		4,050,725

Human Resource & Employment Services—0.1%
The Capita Group PLC	56,087	644,271

Hypermarkets & Super Centers—0.3%
Metro AG	30,752	1,863,239

Industrial Conglomerates—1.0%
Chongqing Machinery & Electric Company Ltd.	417,036	135,059
Hutchison Whampoa Ltd.	137,320	1,482,394
Koninklijke Philips Electronics N.V.	70,233	1,803,360
Siemens AG	22,854	3,137,870
Siemens AG ADR	5,822	800,700
		7,359,383

Industrial Gases—0.5%
Linde AG	20,491	3,591,801
OCI Materials Company Ltd.	2,281	284,364
		3,876,165

Industrial Machinery—0.4%
FANUC Corp.	10,100	1,673,328
Hexagon AB	4,753	117,355
SMC Corp.	7,100	1,269,490
		3,060,173

Integrated Oil & Gas—2.2%
BG Group PLC	61,865	1,404,402

Cenovus Energy Inc.	5,383	203,027
China Petroleum & Chemical Corp.	350,000	353,092
ENI S.p.A.	21,006	496,730
Gazprom OAO ADR	33,631	489,331
Lukoil OAO ADR	7,038	448,672
Petroleo Brasileiro S.A. ADR	84,753	2,600,223
Royal Dutch Shell PLC	126,640	4,509,511
Suncor Energy Inc. ††	54,418	2,127,744
Suncor Energy Inc. ††	53,255	2,085,835
Total S.A.	17,825	1,030,641
		15,749,208

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	115,105	232,244
Telefonica S.A.	59,786	1,461,436
Telefonica S.A. ADR	15,695	384,371
		2,078,051

Internet Software & Services—0.7%
Baidu Inc. ADR	35,852	5,023,941	(a)
Tencent Holdings Ltd.	2,800	76,070
Yandex N.V.	301	10,688	(a)
		5,110,699

Investment Banking & Brokerage—0.2%
Egyptian Financial Group-Hermes Holding	70,403	237,095
Nomura Holdings Inc.	194,872	955,539
		1,192,634

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	23,918	1,400,971
HCL Technologies Ltd.	18,859	208,682
Infosys Technologies Ltd.	2,615	169,825
Telvent GIT S.A.	12,507	497,779	(a)
		2,277,257

Life & Health Insurance—0.7%
AIA Group Ltd.	468,703	1,626,343	(a)
Ping An Insurance Group Co.	15,000	154,988
Prudential PLC	198,763	2,297,550
Sony Financial Holdings Inc.	69,800	1,252,355
		5,331,236

Marine—0.1%
AP Moller - Maersk A/S	95	819,150

Metal & Glass Containers—0.0%*
Everest Kanto Cylinder Ltd.	155,034	318,548

Multi-Line Insurance—0.5%
AXA S.A.	108,199	2,458,188
Porto Seguro S.A.	6,218	96,718
Zurich Financial Services AG	3,682	929,683
		3,484,589

Multi-Utilities—0.4%
National Grid PLC	207,115	2,036,642
Veolia Environnement S.A.	43,388	1,223,522
		3,260,164

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	82,000	149,431

Oil & Gas Equipment & Services—0.1%
Cie Generale de Geophysique - Veritas	10,092	371,650	(a)
Gasfrac Energy Services Inc.	27,690	252,484
		624,134

Oil & Gas Exploration & Production—0.3%
Afren PLC	266,526	675,646	(a)
Canadian Natural Resources Ltd.	27,248	1,141,474
CNOOC Ltd.	99,000	231,557
Pacific Rubiales Energy Corp.	4,578	122,621
		2,171,298

Oil & Gas Refining & Marketing—0.0%*
Reliance Industries Ltd.	3,518	70,439
Reliance Industries Ltd. GDR	4,074	163,938	(b)
		234,377

Packaged Foods & Meats—0.6%
Nestle S.A.	57,453	3,565,225
Nestle S.A. ADR	5,664	353,320
Unilever N.V., CVA	23,809	780,312
		4,698,857

Pharmaceuticals—0.9%
Bayer AG	17,516	1,407,930
Lijun International Pharmaceutical Holding Ltd.	333,428	68,560
Novartis AG	40,444	2,473,713
Novartis AG ADR	28,531	1,743,529
Teva Pharmaceutical Industries Ltd. ADR	16,832	811,639
		6,505,371

Precious Metals & Minerals—0.0%*
Aquarius Platinum Ltd.	58,922	300,817

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	8,741	214,573

Regional Banks—0.2%
The Bank of Yokohama Ltd.	213,787	1,061,523

Restaurants—0.1%
Arcos Dorados Holdings Inc.	17,390	366,755

Security & Alarm Services—0.1%
G4S PLC ††	84,956	381,627
G4S PLC ††	30,775	139,680
		521,307

Semiconductors—0.8%
Samsung Electronics Company Ltd.	3,740	2,893,495
Taiwan Semiconductor Manufacturing Company Ltd.	1,046,876	2,631,449
Taiwan Semiconductor Manufacturing Company Ltd. ADR	13,546	170,815
		5,695,759

Specialized Finance—0.2%
Deutsche Boerse AG	14,892	1,131,376

Specialty Chemicals—0.1%
Neo Material Technologies Inc.	40,600	390,393	(a)
Novozymes A/S	1,703	277,069
		667,462

Steel—0.5%
Mechel ADR	10,372	247,787
Mechel Preference ADR	27,399	236,454
Tata Steel Ltd.	8,544	116,972
ThyssenKrupp AG	21,707	1,127,795
Vale S.A. ADR	68,303	1,978,055	(h)
		3,707,063

Tobacco—0.0%*
ITC Ltd.	12,363	56,142

Trading Companies & Distributors—0.3%
Barloworld Ltd.	9,841	100,021
Mitsubishi Corp.	72,000	1,783,061
		1,883,082

Wireless Telecommunication Services—1.0%
America Movil SAB de C.V. ADR	27,912	1,503,899
Mobile Telesystems OJSC ADR	39,026	742,274
MTN Group Ltd.	53,568	1,137,105
Softbank Corp.	50,599	1,898,402
Vodafone Group PLC	802,662	2,130,113
		7,411,793

Total Common Stock		180,734,782
(Cost $160,057,132)

Preferred Stock—0.6%

Automobile Manufacturers—0.4%
Volkswagen AG	12,427	2,564,759

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.	18,725	436,887

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	21,023	319,197

Steel—0.1%
Vale S.A.	27,311	780,389

Total Preferred Stock		4,101,232
(Cost $2,789,531)

Total Foreign Equity		184,836,014
(Cost $162,846,663)

	Principal Amount		Fair Value
Bonds and Notes—27.1%

U.S. Treasuries—5.1%
U.S. Treasury Bonds
4.75%	02/15/41	$10,806,500	$11,486,975	(h)
U.S. Treasury Notes
0.20%	04/30/12	981,300	987,816	(d,h)
0.35%	12/31/12	106,400	106,836	(d)
0.43%	04/30/13	2,158,000	2,165,747	(d)
1.75%	05/31/16	1,082,000	1,083,688
2.00%	04/30/16	14,881,700	15,107,307	(h)
3.13%	05/15/21	6,165,200	6,147,876
			37,086,245
Agency Mortgage Backed—9.8%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/41	2,500,894	2,587,621	(h)
5.00%	07/01/35 - 08/01/40	3,120,459	3,320,029	(h)
5.50%	05/01/20 - 04/01/39	570,769	623,263	(h)
6.00%	04/01/17 - 11/01/37	698,123	774,076	(h)
6.50%	06/01/29	5,699	6,458	(h)
7.00%	10/01/16 - 08/01/36	211,271	243,356	(h)
7.50%	12/01/30 - 09/01/33	5,458	6,381	(h)
8.00%	04/01/30 - 11/01/30	1,549	1,844	(h)
9.00%	04/01/16 - 06/01/21	930	1,054	(h)
5.50%	TBA	305,000	329,448	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	50,443	53,378	(h)
4.50%	05/01/18 - 09/01/40	7,515,113	7,793,019	(h)
5.00%	07/01/20 - 11/01/40	4,382,586	4,668,120	(h)
5.32%	03/01/37	1,856	1,871	(i)
5.50%	03/01/14 - 01/01/39	5,515,364	5,998,831	(h)
5.53%	04/01/37	806	857	(i)
6.00%	07/01/14 - 05/01/38	4,717,252	5,221,332	(h)
6.50%	01/01/15 - 08/01/34	300,610	340,294	(h)
7.00%	10/01/16 - 12/01/33	74,221	85,009	(h)
7.50%	09/01/13 - 03/01/34	19,454	22,579	(h)
8.00%	12/01/11 - 11/01/33	8,059	9,390	(h)
8.50%	07/01/30 - 05/01/31	1,093	1,266	(h)
9.00%	04/01/16 - 12/01/22	3,005	3,321	(h)
4.50%	TBA	22,516,000	23,367,360	(c)
5.00%	TBA	1,348,000	1,434,034	(c)
5.50%	TBA	260,000	281,775	(c)
6.00%	TBA	2,150,000	2,361,642	(c)
6.50%	TBA	568,000	643,083	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	2,853,770	3,010,338	(h)
5.00%	08/15/33	32,539	35,512	(h)
6.00%	04/15/30 - 09/15/36	111,790	125,666	(h)
6.50%	02/15/24 - 06/15/36	50,827	58,427	(h)
7.00%	03/15/12 - 10/15/36	47,465	55,128	(h)
8.00%	06/15/30	59	70	(h)
8.50%	10/15/17	10,732	12,169	(h)
9.00%	11/15/16 - 12/15/21	14,601	16,591	(h)
4.50%	TBA	7,495,000	7,902,247	(c)
			71,396,839

Agency Collateralized Mortgage Obligations—0.5%
Collateralized Mortgage Obligation Trust (Class B)
2.70%	11/01/18	377	357	(d,f,h,o)
Fannie Mae Whole Loan
0.98%	08/25/43	712,805	19,440	(g,p)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	139,543	1,246	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	357,187	47,627	(g,p)
5.00%	02/15/38	102,624	13,863	(g,p)
5.00%	05/15/38	127,232	135,576
5.50%	04/15/17	4,484	90	(g,h,p)
5.86%	05/15/40	12,219	2,066	(g,i,p)
6.41%	08/15/25	936,401	170,986	(g,i,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	3,734	736	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	17,938	3,756	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	14,776	1,169	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	34,537	2,819	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
0.00%	09/15/34	2,187	1,932	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	175	190	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	1,439	287	(g,h,p)
Federal Home Loan Mortgage STRIPS
5.06%	08/01/27	337	276	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	496,535	20,173	(g,i,p)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	127,029	134,572
5.00%	02/25/40 - 09/25/40	1,242,280	209,855	(g,p)
5.81%	07/25/38	462,758	60,136	(g,p)
Federal National Mortgage Assoc. REMIC (Class B)
3.36%	12/25/22	512	460	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	159,430	175,357
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	101,641	103,423
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	3,261	165	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	14,540	1,142	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	164,760	17,340	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	58,078	1,841	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	4,123	134	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.20%	03/25/31	14,091	16,481	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	100,276	105,413
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	115,622	20,220	(g,p)

Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	172,700	25,282	(g,p)
5.00%	03/25/38	130,095	24,698	(g,p)
5.50%	12/01/33	34,824	7,420	(g,h,p)
7.50%	11/01/23	9,707	1,679	(g,h,p)
8.00%	08/01/23 - 07/01/24	3,034	692	(g,h,p)
8.50%	03/01/17 - 07/25/22	1,037	182	(g,h,p)
9.00%	05/25/22	516	95	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	208,188	31,717	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	123,336	23,773	(g,p)
Government National Mortgage Assoc.
4.50%	04/16/34 - 08/16/39	4,816,061	841,538	(g,p)
4.50%	11/20/39	386,057	376,411
5.00%	12/20/35 - 09/20/38	1,454,169	248,629	(g,p)
5.96%	02/20/38	1,320,968	216,498	(g,i,p)
6.31%	01/16/39	1,380,384	233,867	(g,i,p)
6.41%	08/20/40	2,171,190	413,656	(g,i,p)
Government National Mortgage Assoc. (Class IC)
6.06%	04/16/37	364,867	70,925	(g,p)
Vendee Mortgage Trust
0.38%	04/15/40	1,379,375	29,794	(g,i,p)
0.58%	09/15/46	3,352,601	122,687	(g,i,p)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	433,958	12,933	(g,h,i,p)
			3,951,604

Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
5.48%	01/25/34	1,393	1,052	(d,h,o)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	150,000	129,351
Hertz Vehicle Financing LLC
2.60%	02/25/15	600,000	612,042	(b)
4.26%	03/25/14	1,000,000	1,044,940	(b,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	2,436	2,464	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	150,000	127,026
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
10.00%	07/25/32	1,511	895	(d,h,o)
Saxon Asset Securities Trust
5.23%	08/25/35	344,370	323,099
			2,240,869

Corporate Notes—8.8%
ABN Amro Bank N.V.
3.00%	01/31/14	539,000	550,610	(b)
AES El Salvador Trust
6.75%	02/01/16	100,000	101,500	(b)
AES Panama S.A.
6.35%	12/21/16	102,000	109,650	(b)
Agilent Technologies Inc.
5.50%	09/14/15	207,000	229,214
Air Jamaica Ltd.
9.38%	07/08/15	6,429	6,879
Akbank TAS
5.13%	07/22/15	400,000	398,000	(b)

Allergan Inc.
3.38%	09/15/20	446,000	427,774
Alliance One International Inc.
10.00%	07/15/16	160,000	154,400
Alpha Natural Resources Inc.
6.00%	06/01/19	222,000	221,445
Ameren Illinois Co.
9.75%	11/15/18	180,000	236,529
American International Group Inc.
5.85%	01/16/18	370,000	387,159
Amgen Inc.
2.30%	06/15/16	176,000	174,479
4.10%	06/15/21	251,000	249,020
5.65%	06/15/42	262,000	262,424
Amsted Industries Inc.
8.13%	03/15/18	160,000	168,000	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	392,000	397,290
6.95%	06/15/19	440,000	513,925
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	353,000	373,463
5.38%	11/15/14	417,000	465,679
AON Corp.
3.13%	05/27/16	302,000	301,016
Applied Materials Inc.
2.65%	06/15/16	126,000	126,481
4.30%	06/15/21	252,000	252,841
5.85%	06/15/41	252,000	255,598
ArcelorMittal
3.75%	03/01/16	181,000	183,023
5.50%	03/01/21	637,000	637,994
Arch Coal Inc.
7.00%	06/15/19	209,000	208,477	(b)
Archer-Daniels-Midland Co.
5.77%	03/01/41	746,000	787,266
Arizona Public Service Co.
6.25%	08/01/16	45,000	51,449	(h)
AT&T Inc.
2.95%	05/15/16	395,000	400,050
4.45%	05/15/21	395,000	401,980
6.40%	05/15/38	1,364,000	1,463,115
6.70%	11/15/13	188,000	210,821
Banco de Credito del Peru
4.75%	03/16/16	136,000	134,640	(b)
Banco do Brasil S.A.
5.88%	01/26/22	251,000	248,239	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	32,000	31,920	(i)
BanColombia S.A.
5.95%	06/03/21	253,000	256,795	(b)
6.13%	07/26/20	40,000	40,548
Bank of America Corp.
5.42%	03/15/17	1,000,000	1,020,157
5.63%	07/01/20	875,000	903,448
6.50%	08/01/16	270,000	301,119
Banque Centrale de Tunisie S.A.
7.38%	04/25/12	200,000	207,500
BBVA Bancomer S.A.
4.50%	03/10/16	150,000	152,625	(b)

Boise Paper Holdings LLC
8.00%	04/01/20	278,000	291,900
Bombardier Inc.
7.75%	03/15/20	294,000	330,750	(b)
BP Capital Markets PLC
3.13%	10/01/15	116,000	119,097
4.50%	10/01/20	166,000	169,286
Camden Property Trust (REIT)
4.88%	06/15/23	176,000	171,741
Capex S.A.
10.00%	03/10/18	45,000	44,213	(b)
Cargill Inc.
5.20%	01/22/13	218,000	231,782	(b)
6.00%	11/27/17	91,000	104,873	(b)
Caterpillar Inc.
3.90%	05/27/21	377,000	377,049
CCO Holdings LLC
7.88%	04/30/18	529,000	557,434
8.13%	04/30/20	96,000	103,680
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	45,000	50,963	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	170,000	184,214	(b)
CenturyLink Inc.
5.15%	06/15/17	252,000	252,414
6.45%	06/15/21	252,000	249,119
CenturyLink Inc. (Series G)
6.88%	01/15/28	181,000	170,884
CFG Investment SAC
9.25%	12/19/13	100,000	102,500
Chesapeake Midstream Partners LP
5.88%	04/15/21	316,000	312,050	(b)
Chrysler Group LLC
8.00%	06/15/19	200,000	196,500	(b)
Chubb Corp.
6.38%	03/29/67	93,000	96,255	(i)
Cincinnati Bell Inc.
8.25%	10/15/17	33,000	33,165
Cinemark USA Inc.
7.38%	06/15/21	132,000	131,340	(b)
Citigroup Inc.
5.00%	09/15/14	1,100,000	1,152,754
5.13%	05/05/14	490,000	525,200
Clarendon Alumina Production Ltd.
8.50%	11/16/21	105,000	110,250	(b,h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	461,000	551,456
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	66,000	75,709
Corp Nacional del Cobre de Chile
3.75%	11/04/20	139,000	132,060	(b)
5.63%	09/21/35	30,000	30,419	(b)
COX Communications Inc.
6.25%	06/01/18	444,000	508,531	(b)
Credit Suisse AG
2.60%	05/27/16	253,000	252,398	(b)

Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	101,000
Crown Castle Towers LLC
4.88%	08/15/40	300,000	301,657	(b,h)
6.11%	01/15/40	49,000	53,465	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	87,000	90,293
5.75%	06/01/17	54,000	60,652
Danaher Corp.
2.30%	06/23/16	251,000	250,800
3.90%	06/23/21	50,000	49,803
Denbury Resources Inc.
6.38%	08/15/21	190,000	190,000
8.25%	02/15/20	151,000	164,590	(h)
DirecTV Holdings LLC
3.55%	03/15/15	260,000	271,650	(h)
4.75%	10/01/14	279,000	305,400	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	176,720	190,416	(b,h)
Drummond Company Inc.
9.00%	10/15/14	163,000	171,558	(b,h)
Dubai Electricity & Water Authority
7.38%	10/21/20	100,000	102,875	(b,h)
Duke Realty LP (REIT)
6.50%	01/15/18	130,000	144,574	(h)
EH Holding Corp.
6.50%	06/15/19	221,000	224,867	(b)
Empresa Nacional del Petroleo
6.25%	07/08/19	100,000	108,246	(b,h)
European Investment Bank
4.88%	01/17/17	710,000	804,532	(h)
Exelon Corp.
4.90%	06/15/15	334,000	359,132
First Citizens St. Lucia Ltd.
4.90%	02/09/16	150,000	153,168	(b)
First Horizon National Corp.
5.38%	12/15/15	374,000	397,905
Ford Motor Credit Company LLC
5.00%	05/15/18	200,000	199,316
FPL Group Capital Inc.
2.60%	09/01/15	466,000	463,864	(h)
Frontier Communications Corp.
7.13%	03/15/19	226,000	231,650
Georgia-Pacific LLC
5.40%	11/01/20	714,000	727,660	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	104,750	(b,j)
Goldman Sachs Capital I
6.35%	02/15/34	242,000	228,850
Great Plains Energy Inc.
4.85%	06/01/21	251,000	251,804
Hanesbrands Inc.
6.38%	12/15/20	234,000	226,980
HCA Inc.
9.25%	11/15/16	218,000	231,353
HCP Inc. (REIT)
6.00%	01/30/17	227,000	249,960
Hewlett-Packard Co.
4.30%	06/01/21	503,000	507,918

Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	840,000	842,100
HSBC Finance Corp.
6.68%	01/15/21	1,085,000	1,113,224	(b)
Huntington BancShares Inc.
7.00%	12/15/20	171,000	192,803
ING Bank N.V.
4.00%	03/15/16	290,000	293,491	(b)
Ingles Markets Inc.
8.88%	05/15/17	43,000	46,010
Inversiones CMPC S.A.
4.75%	01/19/18	43,000	42,959	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	238,000	235,411
JPMorgan Chase & Co.
3.15%	07/05/16	251,000	252,536
5.13%	09/15/14	487,000	526,276
KeyCorp.
5.10%	03/24/21	259,000	263,790
Korea Development Bank
3.25%	03/09/16	348,000	346,987
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	100,000	109,708	(b)
Korea National Oil Corp.
5.38%	07/30/14	100,000	107,439	(b)
Kraft Foods Inc.
4.13%	02/09/16	242,000	258,770
5.38%	02/10/20	1,196,000	1,307,465
6.50%	02/09/40	247,000	274,361
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	731,000	778,961	(h)
4.50%	07/16/18	446,000	493,790
Levi Strauss & Co.
7.63%	05/15/20	150,000	150,000
Listrindo Capital BV
9.25%	01/29/15	100,000	109,500	(b)
Lyondell Chemical Compan
8.00%	11/01/17	160,000	178,000	(b)
Majapahit Holding BV
7.25%	10/17/11	200,000	203,000	(b)
7.75%	10/17/16	100,000	116,000	(b)
Merrill Lynch & Company Inc.
6.88%	04/25/18	233,000	257,795
MetroPCS Wireless Inc.
6.63%	11/15/20	211,000	208,890
Midamerican Energy Holdings Co.
6.13%	04/01/36	39,000	41,999	(h)
Mylan Inc.
7.88%	07/15/20	160,000	175,600	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	109,625
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	138,275	(b)
National Power Corp.
4.51%	08/23/11	491,000	491,338	(i)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	116,000	124,398	(b)
9.38%	08/15/39	52,000	64,516	(b)

News America Inc.
4.50%	02/15/21	447,000	441,149	(b)
6.65%	11/15/37	525,000	562,642
Nisource Finance Corp.
6.13%	03/01/22	294,000	323,899
Noble Holding International Ltd.
3.05%	03/01/16	390,000	393,414
NRG Energy Inc.
7.63%	01/15/18 - 05/15/19	132,000	132,255	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	243,000	234,505
ONEOK Partners LP
6.13%	02/01/41	267,000	271,989
Pacific Gas & Electric Co.
5.80%	03/01/37	63,000	64,708
6.05%	03/01/34	311,000	328,851
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	112,750	(b)
PacifiCorp
6.00%	01/15/39	500,000	552,006
6.25%	10/15/37	6,000	6,785
PAETEC Holding Corp.
8.88%	06/30/17	415,000	435,750
Pemex Project Funding Master Trust
6.63%	06/15/38	50,000	52,433
Pertamina Persero PT
5.25%	05/23/21	250,000	251,750	(b)
Petrobras International Finance Co.
3.88%	01/27/16	232,000	236,250
Petroleos de Venezuela S.A.
2.00%	07/10/11	40,000	39,980	(d)
Petroleos Mexicanos
6.50%	06/02/41	250,000	253,662	(b)
8.00%	05/03/19	30,000	36,990
Petronas Global Sukuk Ltd.
4.25%	08/12/14	100,000	105,662	(b)
Philip Morris International Inc.
2.50%	05/16/16	502,000	502,747
Pioneer Natural Resources Co.
7.50%	01/15/20	275,000	309,872
Plains All American Pipeline LP
5.00%	02/01/21	245,000	249,128
Plains All American Pipeline LP Corp.
3.95%	09/15/15	214,000	224,467
Protective Life Corp.
8.45%	10/15/39	452,000	498,085
Prudential Financial Inc.
3.00%	05/12/16	251,000	248,788
5.38%	06/21/20	117,000	123,260
5.40%	06/13/35	152,000	139,243
5.63%	05/12/41	252,000	233,057
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	600,000	612,282	(b)
Qatari Diar Finance QSC
5.00%	07/21/20	100,000	102,500	(b)
QVC Inc.
7.50%	10/01/19	250,000	265,000	(b)
RailAmerica Inc.
9.25%	07/01/17	172,000	188,770

Reinsurance Group of America Inc.
5.00%	06/01/21	377,000	372,978
Republic Services Inc.
5.25%	11/15/21	146,000	154,260
5.70%	05/15/41	165,000	161,076
Reynolds Group Issuer Inc.
8.50%	10/15/16	200,000	208,500	(b)
Roche Holdings Inc.
6.00%	03/01/19	259,000	298,410	(b)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.97%	09/21/16	100,000	100,500	(i)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	400,000	399,000	(b)
Societe Generale
5.20%	04/15/21	215,000	211,142	(b)
Southern Copper Corp.
5.38%	04/16/20	312,000	319,582
6.75%	04/16/40	292,000	284,060
Stoneheath RE
6.87%	12/29/49	508,000	468,630	(i)
Teck Resources Ltd.
3.15%	01/15/17	126,000	126,082
4.75%	01/15/22	251,000	251,656
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	467,000	480,546
Texas Instruments Inc.
2.38%	05/16/16	628,000	628,193
Textron Inc.
6.20%	03/15/15	330,000	366,154
The AES Corp.
8.00%	10/15/17	157,000	166,420
The Goldman Sachs Group Inc.
3.63%	02/07/16	492,000	497,342
3.70%	08/01/15	343,000	349,266
5.38%	03/15/20	112,000	115,656
6.00%	06/15/20	315,000	338,936
6.15%	04/01/18	549,000	597,500
6.75%	10/01/37	242,000	241,996
The Potomac Edison Co.
5.35%	11/15/14	15,000	16,475	(h)
The Williams companies Inc.
7.50%	01/15/31	50,000	57,183
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,090,000	(h)
Time Warner Cable Inc.
5.00%	02/01/20	168,000	174,543
6.75%	07/01/18	652,000	756,120
7.50%	04/01/14	420,000	483,863	(h)
Time Warner Inc.
3.15%	07/15/15	395,000	408,498
5.88%	11/15/16	396,000	452,645
6.20%	03/15/40	269,000	275,584
Transocean Inc.
6.00%	03/15/18	71,000	78,610
6.80%	03/15/38	47,000	50,465
UBS AG
5.88%	07/15/16	257,000	281,907

Union Electric Co.
6.70%	02/01/19	700,000	821,965
UnitedHealth Group Inc.
5.80%	03/15/36	177,000	178,633
Vale Overseas Ltd.
4.63%	09/15/20	554,000	550,974
Verizon Communications Inc.
5.50%	02/15/18	234,000	260,251
6.40%	02/15/38	234,000	253,605
Visteon Corp.
6.75%	04/15/19	228,000	220,020	(b)
Weatherford International Ltd.
5.13%	09/15/20	252,000	257,297
Williams Partners LP
4.13%	11/15/20	125,000	119,987
Willis Group Holdings PLC
4.13%	03/15/16	259,000	264,059
Windstream Corp.
7.75%	10/01/21	226,000	236,170
7.88%	11/01/17	32,000	33,960
Woodside Finance Ltd.
4.50%	11/10/14	354,000	379,278	(b)
Woori Bank
5.88%	04/13/21	240,000	240,275	(b)
Wynn Las Vegas LLC
7.88%	05/01/20	324,000	353,160
XL Group PLC (Series E)
6.50%	12/29/49	315,000	289,013	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	276,935	310,137	(b)
			63,967,424

Non-Agency Collateralized Mortgage Obligations—1.9%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	260,000	258,376
5.73%	07/10/46	230,000	192,811
5.93%	02/10/51	1,110,000	1,206,157
6.39%	02/10/51	250,000	278,508	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	250,000	273,543
Banc of America Merrill Lynch Commercial Mortgage Inc.
6.00%	02/10/51	250,000	244,713	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.78%	01/25/36	24,779	1,138	(h,o)
Bear Stearns Commercial Mortgage Securities
5.94%	09/11/38	260,000	270,551	(i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	140,000	110,357
Bear Stearns Commercial Mortgage Securities (Class AM)
5.71%	04/12/38	230,000	241,345
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
6.18%	09/11/42	30,000	21,566	(h,o)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	150,000	131,993
Commercial Mortgage Pass Through Certificates (Class AM)
5.97%	06/10/46	990,000	1,018,852	(h)
Countrywide Commercial Mortgage Trust (Class AJ)
6.10%	06/12/46	260,000	240,011	(i)

Credit Suisse First Boston Mortgage Securities Corp.
5.23%	12/15/40	250,000	237,759	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	28,757	1,601	(h,o)
Credit Suisse Mortgage Capital Certificates
5.47%	09/15/39	250,000	269,614
Credit Suisse Mortgage Capital Certificates (Class C)
5.78%	02/15/39	525,000	442,242
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.62%	02/25/36	23,457	1,199	(h,o)
DBUBS Mortgage Trust
5.73%	11/10/46	230,000	175,308	(b,h)
Extended Stay America Trust
5.50%	11/05/27	200,000	199,664	(b)
Greenwich Capital Commercial Funding Corp.
5.48%	03/10/39	100,000	96,851
GS Mortgage Securities Corp.
5.99%	08/10/45	250,000	268,400	(i)
GS Mortgage Securities Corp. II
5.73%	03/10/44	460,000	420,622	(b,i)
Indymac INDA Mortgage Loan Trust (Class B1)
4.59%	01/25/36	73,674	1,290	(h,o)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%	08/12/37	310,000	337,495	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	400,000	427,504
5.79%	02/12/51	780,000	846,714	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	370,000	375,440
6.10%	02/12/51	30,000	29,478
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.70%	04/15/43	170,000	145,565
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.40%	02/12/51	50,000	25,671	(o)
LB-UBS Commercial Mortgage Trust
6.31%	04/15/41	180,000	179,703	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	610,000	679,317	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	130,000	140,469
5.16%	02/15/31	210,000	227,213
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	70,000	59,257	(i)
LB-UBS Commercial Mortgage Trust (Class AM)
6.37%	09/15/45	130,000	127,773	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
5.00%	12/15/39	273,911	3,751	(d,h,o)
LB-UBS Commercial Mortgage Trust (Series 2006) (Class AJ)
5.28%	02/15/41	250,000	233,391	(i)
Merrill Lynch Mortgage Trust (Class AJ)
5.86%	05/12/39	925,000	854,578	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.86%	05/12/39	165,000	127,580
Morgan Stanley Capital I
5.16%	10/12/52	80,000	86,868	(i)
5.48%	02/12/44	405,000	387,366	(i)
5.90%	10/15/42	189,000	164,710

Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	675,000	740,675
5.99%	08/12/41	90,000	100,712	(i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	230,000	239,584
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	110,000	101,562
Puma Finance Ltd. (Class A)
5.25%	10/11/34	3,674	3,673	(d,h)
Structured Asset Securities Corp.(Series 1996) (Class X1)
2.09%	02/25/28	10,777	2	(o)
Vornado DP LLC
6.36%	09/13/28	90,000	84,715	(b)
Wachovia Bank Commercial Mortgage Trust
6.23%	06/15/45	170,000	124,695
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	200,000	188,781	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	170,000	174,765	(i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	234,024	26,032	(h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	03/25/36	47,185	—	(h,o)
			13,849,510

Sovereign Bonds—0.5%
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	100,000	104,652	(b)
Government of Argentina
2.50%	12/31/38	53,160	23,125	(j)
4.21%	08/03/12	212,900	52,203	(d,i)
7.00%	10/03/15	33,584	33,147
8.28%	12/31/33	55,327	48,826
Government of Belize
6.00%	02/20/29	105,300	68,445	(j)
Government of Brazil
5.63%	01/07/41	100,000	102,750
6.00%	02/20/29	42,400	27,560	(b,j)
8.25%	01/20/34	31,000	42,625
Government of Costa Rica
10.00%	08/01/20	39,000	53,625	(b)
Government of El Salvador
7.65%	06/15/35	70,000	72,450	(b,h)
Government of Grenada
2.50%	09/15/25	81,700	50,654	(b,j)
Government of Hungary
4.75%	02/03/15	300,000	308,250
6.25%	01/29/20	258,000	272,448
6.38%	03/29/21	91,000	96,005
7.63%	03/29/41	136,000	146,710
Government of Lebanon
4.00%	12/31/17	16,900	16,325
Government of Panama
6.70%	01/26/36	40,000	47,200
Government of Peruvian
6.55%	03/14/37	47,000	52,429
7.35%	07/21/25	100,000	122,150

Government of Poland
5.13%	04/21/21	46,000	47,553
6.38%	07/15/19	16,000	18,280
Government of Turkey
5.63%	03/30/21	100,000	104,500
Government of Ukraine
6.25%	06/17/16	400,000	399,520	(b)
Government of Uruguay
6.88%	09/28/25	48,647	59,106
Government of Venezuela
10.75%	09/19/13	42,000	41,790
Government of Vietnam
1.27%	03/12/16	17,826	15,717	(i)
Korea National Oil Corp.
2.88%	11/09/15	289,000	282,722	(b)
Lebanese Republic
5.15%	11/12/18	43,000	41,495
Province of Manitoba Canada
4.90%	12/06/16	38,000	42,969	(h)
Republic of Dominican
9.50%	09/27/11	25,141	25,581
Republic of Lebanese
6.10%	10/04/22	43,000	41,710
Republic of Turkey
6.00%	01/14/41	200,000	195,000	(h)
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100,000	103,375	(b)
United Mexican States
5.13%	01/15/20	46,000	49,680
			3,210,577

Municipal Bonds and Notes—0.2%
Municipal Electric Authority of Georgia
6.64%	04/01/57	504,000	483,165
New Jersey State Turnpike Authority
7.10%	01/01/41	120,000	139,531
7.41%	01/01/40	305,000	368,147
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	67,692
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	132,660
State of California
5.70%	11/01/21	175,000	184,159
			1,375,354

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	98,642	—	(c,m,o)

Total Bonds and Notes			197,078,422
(Cost $194,630,162)

		Number of Shares
Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund		45,099	691,368	(n)
Industrial Select Sector SPDR Fund		79,536	2,961,921	(n)
iShares MSCI Emerging Markets Index Fund		3,014	143,466
Vanguard REIT ETF		129,693	7,794,549

Total Exchange Traded Funds	11,591,304
(Cost $10,506,324)

Other Investments—0.1%
GEI Investment Fund	843,052	(k)
(Cost $834,705)

Total Investments in Securities	657,118,856
(Cost $596,068,830)

Short-Term Investments—13.7%
GE Institutional Money Market Fund Investment Class
0.11%	100,344,476	(d,k)
(Cost $100,344,476)

Total Investments	757,463,332
(Cost $696,413,306)

Liabilities in Excess of Other Assets, net—(4.0)%	(29,414,437)

NET ASSETS —100.0%	$728,048,895

Other Information

The Fund had the following long future contract open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	September 2011	51	$2,105,877	$84,370
FTSE 100 Index Futures	September 2011	20	1,895,235	56,581
Russell 2000 Mini Index Futures	September 2011	120	9,904,800	452,040
S&P 500 Emini Index Futures	September 2011	102	6,709,050	177,494
Topix Index Futures	September 2011	9	946,694	46,187
2 Yr. U.S. Treasury Notes Futures	September 2011	134	29,392,063	65,553
5 Yr. U.S. Treasury Notes Futures	September 2011	15	1,787,930	13,123
10 Yr. U.S. Treasury Notes Futures	September 2011	7	856,297	(14,352)

				$880,996

The Fund had the following short future contract open at June 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Currency Futures	September 2011	79	$(14,306,900)	$52,970
JPY Currency Futures	September 2011	33	(5,128,612)	24,886
S&P Midcap 400 Emini Index Futures	September 2011	2	(195,300)	(8,046)
Ultra long U.S. Treasury Bond Futures	September 2011	4	(505,000)	12,489

				$82,299

				$963,295

The Fund was invested in the following Countries at June 30, 2011 (unaudited):

Country	Percentage (based on Fair Value)
United States	73.13%
United Kingdom	4.80%
Germany	2.93%
France	2.60%
Japan	2.41%
Switzerland	1.78%
Canada	1.71%
China	1.33%
Brazil	1.17%
South Korea	0.76%
India	0.70%
Netherlands	0.69%
Taiwan	0.66%
Hong Kong	0.65%
Spain	0.51%
Russian Federation	0.41%
Australia	0.39%
Mexico	0.32%
Italy	0.30%
Sweden	0.26%
South Africa	0.25%
Singapore	0.20%
Indonesia	0.18%
Israel	0.17%
Denmark	0.16%
Thailand	0.13%
Supranational	0.13%
Peru	0.12%
Turkey	0.12%
Hungary	0.11%
Luxembourg	0.11%
Chile	0.10%
Philippines	0.09%
Ukraine	0.08%
Argentina	0.08%
Malaysia	0.07%
Cayman Islands	0.06%
Colombia	0.05%
United Arab Emirates	0.04%
Egypt	0.03%
Tunisia	0.03%
El Salvador	0.02%
Panama	0.02%
Finland	0.02%
Trinidad And Tobago	0.02%
Jamaica	0.02%
Qatar	0.01%
Lebanon	0.01%
Belize	0.01%
Bolivarian Republic of Venezuela	0.01%
Poland	0.01%
Uruguay	0.01%
Costa Rica	0.01%
Grenada	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2011 (unaudited)

Industry	Domestic	Foreign	Total
Diversified Financial Services	1.27%	2.77%	4.04%
Integrated Oil & Gas	1.28%	2.12%	3.40%
Pharmaceuticals	1.48%	0.86%	2.34%
Wireless Telecommunication Services	0.64%	0.98%	1.62%
Diversified Metals & Mining	0.19%	1.42%	1.61%
Semiconductors	0.85%	0.75%	1.60%
Aerospace & Defense	0.94%	0.63%	1.57%
Exchange Traded Fund	1.53%	0.00%	1.53%
Internet Software & Services	0.70%	0.67%	1.37%
Packaged Foods & Meats	0.75%	0.62%	1.37%
Oil & Gas Equipment & Services	1.22%	0.08%	1.30%
Oil & Gas Exploration & Production	0.95%	0.29%	1.24%
Asset Management & Custody Banks	1.23%	0.00%	1.23%
Fertilizers & Agricultural Chemicals	0.40%	0.82%	1.22%
Life & Health Insurance	0.50%	0.70%	1.20%
Biotechnology	1.17%	0.00%	1.17%
Communications Equipment	0.97%	0.20%	1.17%
Steel	0.56%	0.59%	1.15%
Household Products	0.60%	0.53%	1.13%
Automobile Manufacturers	0.00%	1.12%	1.12%
Systems Software	1.09%	0.00%	1.09%
Industrial Conglomerates	0.00%	0.97%	0.97%
IT Consulting & Other Services	0.63%	0.30%	0.93%
Healthcare Services	0.62%	0.26%	0.88%
Industrial Gases	0.36%	0.51%	0.87%
Soft Drinks	0.84%	0.00%	0.84%
Integrated Telecommunication Services	0.56%	0.27%	0.83%
Life Sciences Tools & Services	0.81%	0.00%	0.81%
Healthcare Equipment	0.79%	0.00%	0.79%
Movies & Entertainment	0.77%	0.00%	0.77%
Multi-Utilities	0.32%	0.43%	0.75%
Multi-Line Insurance	0.28%	0.46%	0.74%
Electric Utilities	0.59%	0.14%	0.73%
Industrial Machinery	0.31%	0.40%	0.71%
Property & Casualty Insurance	0.67%	0.00%	0.67%
Data Processing & Outsourced Services	0.63%	0.00%	0.63%
Computer Hardware	0.61%	0.00%	0.61%
Application Software	0.24%	0.30%	0.54%
Specialized Finance	0.38%	0.15%	0.53%
Electrical Components & Equipment	0.36%	0.16%	0.52%
Investment Banking & Brokerage	0.35%	0.16%	0.51%
Construction & Engineering	0.09%	0.40%	0.49%
Advertising	0.46%	0.00%	0.46%
Apparel, Accessories & Luxury Goods	0.18%	0.22%	0.40%
Independent Power Producers & Energy Traders	0.37%	0.00%	0.37%
Coal & Consumable Fuels	0.29%	0.07%	0.36%
Trading Companies & Distributors	0.11%	0.25%	0.36%
Cable & Satellite	0.35%	0.00%	0.35%

Construction & Farm Machinery & Heavy Trucks	0.24%	0.11%	0.35%
Home Improvement Retail	0.35%	0.00%	0.35%
Oil & Gas Storage & Transportation	0.33%	0.00%	0.33%
Research & Consulting Services	0.32%	0.00%	0.32%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Electronic Components	0.09%	0.22%	0.31%
Healthcare Supplies	0.00%	0.31%	0.31%
Hypermarkets & Super Centers	0.06%	0.25%	0.31%
Distillers & Vintners	0.00%	0.30%	0.30%
General Merchandise Stores	0.29%	0.00%	0.29%
Security & Alarm Services	0.21%	0.07%	0.28%
Specialty Chemicals	0.18%	0.09%	0.27%
Food Retail	0.00%	0.26%	0.26%
Hotels, Resorts & Cruise Lines	0.18%	0.08%	0.26%
Consumer Finance	0.23%	0.00%	0.23%
Diversified Capital Markets	0.00%	0.21%	0.21%
Regional Banks	0.07%	0.14%	0.21%
Real Estate Services	0.20%	0.00%	0.20%
Restaurants	0.15%	0.05%	0.20%
Agricultural Products	0.13%	0.06%	0.19%
Air Freight & Logistics	0.19%	0.00%	0.19%
Diversified Support Services	0.00%	0.19%	0.19%
Apparel Retail	0.07%	0.11%	0.18%
Thrifts & Mortgage Finance	0.18%	0.00%	0.18%
Casinos & Gaming	0.13%	0.04%	0.17%
Home Furnishing Retail	0.16%	0.00%	0.16%
Building Products	0.00%	0.15%	0.15%
Gold	0.00%	0.15%	0.15%
Reinsurance	0.15%	0.00%	0.15%
Automotive Retail	0.14%	0.00%	0.14%
Broadcasting	0.08%	0.06%	0.14%
Office REITs	0.14%	0.00%	0.14%
Rail Roads	0.13%	0.00%	0.13%
Home Entertainment Software	0.12%	0.00%	0.12%
Oil & Gas Drilling	0.10%	0.02%	0.12%
Specialized REITs	0.12%	0.00%	0.12%
Tobacco	0.11%	0.01%	0.12%
Computer Storage & Peripherals	0.11%	0.00%	0.11%
Marine	0.00%	0.11%	0.11%
Semiconductor Equipment	0.11%	0.00%	0.11%
Department Stores	0.09%	0.01%	0.10%
Healthcare Facilities	0.09%	0.00%	0.09%
Human Resource & Employment Services	0.00%	0.09%	0.09%
Precious Metals & Minerals	0.05%	0.04%	0.09%
Airlines	0.00%	0.08%	0.08%
Drug Retail	0.08%	0.00%	0.08%
Specialty Stores	0.08%	0.00%	0.08%
Home Building	0.07%	0.00%	0.07%
Personal Products	0.07%	0.00%	0.07%
Food Distributors	0.05%	0.01%	0.06%
Healthcare Technology	0.06%	0.00%	0.06%
Internet Retail	0.06%	0.00%	0.06%
Distributors	0.05%	0.00%	0.05%
Diversified Chemicals	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.00%	0.05%	0.05%
Healthcare Distributors	0.05%	0.00%	0.05%
Metal & Glass Containers	0.00%	0.04%	0.04%
Brewers	0.00%	0.03%	0.03%

Oil & Gas Refining & Marketing	0.00%	0.03%	0.03%
Real Estate Operating Companies	0.00%	0.03%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Electronic Equipment & Instruments	0.00%	0.02%	0.02%
Heavy Electrical Equipment	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Auto Parts & Equipment	0.00%	0.01%	0.01%

			60.62%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.43%
Corporate Notes	8.44%
U.S. Treasuries	4.90%
Non-Agency Collateralized Mortgage Obligations	1.83%
Agency Collateralized Mortgage Obligations	0.52%
Sovereign Bonds	0.42%
Asset Backed	0.30%
Municipal Bonds and Notes	0.18%

26.02%

Short Term and Other Investments
Short-Term	13.25%
Other Investments	0.11%

13.36%

100.00%

Notes to Schedules of Investments June 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to $18,203,210, $30.140.639 and $40,412,861 or 2.50%, 8.18% and 5.93% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2011, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market fund.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment adviser.

(m)	Securities in default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Illiquid Securities. At June 30, 2011, these securities amounted to $87,018 and $354,359 or 0.01% and 0.10% of net assets for the GE Institutional Strategic Investment Fund and GE Institutional Income Fund, respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

*	Less than 0.05%
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of June 30, 2011.
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following table presents each Fund’s investments measured at fair value on a recurring basis at June 30, 2011:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities
	Common Stock	$580,583,062	$—	$—	$580,583,062
	Exchanged Traded Funds	11,229,458	—	—	11,229,458
	Other Investments	—	71,333	—	71,333
	Short-Term Investments	19,735,106	—	—	19,735,106

	Total Investments in Securities	$611,547,626	$71,333	$—	$611,618,959

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$242,218	$—	$—	$242,218

S&P 500 Index Fund	Investments in Securities
	Common Stock	$68,863,835	$—	$—	$68,863,835
	Other Investments	—	26,675	—	26,675
	Short-Term Investments	1,839,089	—	—	1,839,089

	Total Investments in Securities	$70,702,924	$26,675	$—	$70,729,599

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$69,085	$—	$—	$69,085

Core Value Equity Fund	Investments in Securities
	Common Stock	$184,384,878	$—	$—	$184,384,878
	Exchanged Traded Funds	3,436,300	—	—	3,436,300
	Other Investments	—	19,153	—	19,153
	Short-Term Investments	3,657,747	—	—	3,657,747

	Total Investments in Securities	$191,478,925	$19,153	$—	$191,498,078

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$50,854	$—	$—	$50,854

Fund	Investments	Level 1	Level 2	Level 3	Total
Premier Growth Equity Fund	Investments in Securities
	Common Stock	$254,119,610	$—	$—	$254,119,610
	Other Investments	—	137,364	—	137,364
	Short-Term Investments	15,104,057	—	—	15,104,057

	Total Investments in Securities	$269,223,667	$137,364	$—	$269,361,031

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$168,465	$—	$—	$168,465

Small-Cap Equity Fund	Investments in Securities
	Common Stock	$906,703,486	$—	$—	$906,703,486
	Other Investments	—	71,591	—	71,591
	Short-Term Investments	45,714,872	—	—	45,714,872

	Total Investments in Securities	$952,418,358	$71,591	$—	$952,489,949

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$203,792	$—	$—	$203,792

International Equity Fund	Investments in Securities
	Common Stock	$2,785,236,839	$23,692,246	$—	$2,808,929,085
	Preferred Stock	50,455,599	—	—	50,455,599
	Other Investments	—	200,213	—	200,213
	Short-Term Investments	59,339,884	—	—	59,339,884

	Total Investments in Securities	$2,895,032,322	$23,892,459	$—	$2,918,924,781

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	734,071	—	—	734,071

Fund	Investments	Level 1	Level 2	Level 3	Total
Strategic Investment Fund	Investments in Securities
	Domestic Equity	$262,770,064	$—	$—	$262,770,064
	Foreign Equity	179,530,439	1,204,343	—	180,734,782
	U.S. Treasuries	—	37,086,245	—	37,086,245
	Agency Mortgage Backed	—	71,396,839	—	71,396,839
	Agency CMOs	—	3,919,973	31,631	3,951,604
	Asset Backed	—	2,240,869	—	2,240,869
	Corporate Notes	—	63,967,424	—	63,967,424
	Non-Agency CMOs	—	13,849,510	—	13,849,510
	Sovereign Bonds	—	3,210,577	—	3,210,577
	Municipal Notes and Bonds	—	1,375,354	—	1,375,354
	Exchange Traded Funds	11,591,304	—	—	11,591,304
	Preferred Stock	4,101,232	—	—	4,101,232
	Other Investments	—	843,052	—	843,052
	Short-Term Investments	100,344,476	—	—	100,344,476

	Total Investments in Securities	$558,337,515	$199,094,186	$31,631	$757,463,332

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$985,693	$—	$—	$985,693
	Futures Contracts — Unrealized Depreciation	(22,398)	—	—	(22,398)

	Total Other Financial Instruments	$963,295	$—	$—	$963,295

Income Fund	Investments in Securities
	U.S. Treasuries	$—	$52,439,785	$—	$52,439,785
	Agency Mortgage Backed	—	112,280,365	—	112,280,365
	Agency CMOs	—	8,269,743	74,610	8,344,353
	Asset Backed	—	2,301,299	—	2,301,299
	Corporate Notes	—	102,015,528	—	102,015,528
	Non-Agency CMOs	—	24,836,411	—	24,836,411
	Sovereign Bonds	—	6,770,031	—	6,770,031
	Municipal Notes and Bonds	—	3,187,939	—	3,187,939
	Other Investments	—	969,104	—	969,104
	Short-Term Investments	73,789,519	9,999,380	—	83,788,899

	Total Investments in Securities	$73,789,519	$323,069,585	$74,610	$396,933,714

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$149,365	$—	$—	$149,365
	Futures Contracts — Unrealized Depreciation	(148,016)	—	—	(148,016)

	Total Other Financial Instruments	$1,349	$—	$—	$1,349

Fund	Investments	Level 1	Level 2	Level 3	Total
Money Market Fund	Short-Term Investments
	U.S. Treasury	$—	$68,861,409	$—	$68,861,409
	U.S. Government Agency Obligations	—	47,441,140	—	47,441,140
	Foreign Agency	—	9,648,030	—	9,648,030
	Commercial Paper	—	221,003,465	—	221,003,465
	Repurchase Agreements	—	72,660,000	—	72,660,000
	Certificates of Deposit	—	223,832,445	—	223,832,445
	Corporate Notes	—	43,479,482	—	43,479,482
	Supranational	—	20,472,645	—	20,472,645
	Time Deposit	—	9,436,086	—	9,436,086

	Total Short-Term Investments	$—	$716,834,702	$—	$716,834,702

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2011, within Strategic Investment Fund:

Strategic Investment Fund	Agency CMOs	Non-Agency CMOs	Total
Balance at 09/30/10	$151,414	$5,297	$156,711
Accrued discounts/premiums	(10,480)	—	(10,480)
Realized gain (loss)	4,110	(103,860)	(99,750)
Change in unrealized gain (loss)	5,574	103,206	108,780
Purchases	13,431	—	13,431
Sales	(53,606)	(170)	(53,776)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(78,812)	(4,473)	(83,285)

Balance at 06/30/11	$31,631	$—	$31,631

Change in unrealized appreciation relating to securities still held at 06/30/11	$3,810	$—	$3,810

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended June 30, 2011, within Income Fund:

Income Fund	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 09/30/10	$515,123	$113,943	$130,991	$760,057
Accrued discounts/premiums	(176,186)	—	—	(176,186)
Realized gain (loss)	158,215	—	(112,159)	46,056
Change in unrealized gain (loss)	13,135	—	111,454	124,589
Purchases	23,691	—	—	23,691
Sales	(154,063)	—	(201)	(154,264)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(305,305)	(113,943)	(130,085)	(549,333)

Balance at 06/30/11	$74,610	$—	$—	$74,610

Change in unrealized appreciation relating to securities still held at 06/30/11	$7,930	$—	$—	$7,930

There were no significant transfers between Level 1 and Level 2. Transfers between fair value levels are considered to occur at the beginning of the period.

Derivatives Disclosure

Shown below are the derivative contracts entered into by each Fund, summarized by primary risk exposure as they appear on the Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards Codification (“ASC”) No. 815 Derivatives and Hedging as of June 30, 2011.

	Asset Derivatives June 30, 2011			Liability Derivatives June 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
GE Institutional U.S. Equity Fund
Equity Contracts	Assets, Net Assets—	242,218	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional S&P 500 Index Fund
Equity Contracts	Assets, Net Assets—	69,085	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Core Value Equity Fund
Equity Contracts	Assets, Net Assets—	50,854	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Premier Growth Equity Fund
Equity Contracts	Assets, Net Assets—	168,465	*	Liabilities, Net Assets—	-
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Small-Cap Equity Fund
Equity Contracts	Assets, Net Assets—	203,792	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional International Equity Fund
Equity Contracts	Assets, Net Assets—	734,071	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
GE Institutional Strategic Investment Fund
Equity Contracts	Assets, Net Assets—	816,672	*	Liabilities, Net Assets—	(8,046	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Interest Rate Contracts	Assets, Net Assets—	91,165	*	Liabilities, Net Assets—	(14,352	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Foreign Currency Contracts	Assets, Net Assets—	77,856	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

	Asset Derivatives June 30, 2011			Liability Derivatives June 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
GE Institutional Income Fund
Interest Rate Contracts	Assets, Net Assets—	149,365	*	Liabilities, Net Assets—	(148,016	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At June 30, 2011, information on the tax components of capital is as follows:

Fund	Cost of Investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
U.S. Equity	$560,023,159	$63,190,853	$(11,595,053)	$51,595,800
S&P 500 Index	67,064,720	7,499,061	(3,834,182)	3,664,879
Core Value Equity	166,292,044	27,838,713	(2,632,679)	25,206,034
Small-Cap Equity	791,578,372	187,022,929	(26,111,352)	160,911,577
International Equity	2,619,397,708	365,226,053	(65,698,980)	299,527,073
Premier Growth Equity	230,373,017	44,704,797	(5,716,783)	38,988,014
Strategic Investment	707,209,151	62,654,024	(12,399,843)	50,254,181
Income	392,596,433	7,813,408	(3,476,127)	4,337,281
Money Market	716,834,702	—	—	—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: August 23, 2011

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Institutional Funds

Date: August 23, 2011